American Funds® Multi-Sector Income Fund
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 95.10% Corporate bonds, notes & loans 68.78% Financials 13.64%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028[1]	USD14,544	$14,231
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	14,938	15,327
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,350	9,917
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	18,862
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	12,025	11,558
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,510	2,581
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	1,215	1,229
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	20,460	20,769
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[2]	EUR100	119
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	2,565	3,165
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	20,954	23,281
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	985	1,139
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	3,046	3,424
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[2]	USD3,275	3,338
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	13,850	14,521
American International Group, Inc. 5.125% 3/27/2033	9,222	9,510
AmWINS Group, Inc. 6.375% 2/15/2029[1]	11,120	11,398
AmWINS Group, Inc. 4.875% 6/30/2029[1]	20,615	19,784
Aon Corp. 5.35% 2/28/2033	6,127	6,406
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,498
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,122
Aon North America, Inc. 5.45% 3/1/2034	15,055	15,813
Aon North America, Inc. 5.75% 3/1/2054	2,350	2,491
Aretec Group, Inc. 7.50% 4/1/2029[1]	23,109	21,968
Aretec Group, Inc. 10.00% 8/15/2030[1]	6,870	7,320
AssuredPartners, Inc. 5.625% 1/15/2029[1]	5,773	5,563
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[3,4]	5,675	5,676
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	3,185	3,354
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	200
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	21,718
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	13,600	12,010
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	20,774	21,143
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	15,900	13,800
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	3,490	3,630
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	7,566	8,166
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	8,469	8,909
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	2,000	1,958
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	2,560	2,540
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[2]	723	747
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	4,060	4,202
American Funds Multi-Sector Income Fund — Page 1 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	USD17,200	$16,750
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	9,733	10,620
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	13,815	15,074
BBVA Bancomer, SA 8.125% 1/8/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.214% on 1/8/2034)[1,2]	4,267	4,526
BlackRock Funding, Inc. 4.70% 3/14/2029	501	515
BlackRock Funding, Inc. 5.00% 3/14/2034	11,700	12,201
BlackRock Funding, Inc. 4.90% 1/8/2035	2,055	2,123
BlackRock Funding, Inc. 5.25% 3/14/2054	19,536	20,259
Block, Inc. 2.75% 6/1/2026	5,105	4,953
Block, Inc. 3.50% 6/1/2031	2,323	2,120
Block, Inc. 6.50% 5/15/2032[1]	22,500	23,458
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,171	2,131
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	283	258
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	19,050	20,457
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	4,325	4,625
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	18,291	15,596
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	14,998	15,713
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	5,350	5,604
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	10,000	11,163
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	7,000	7,442
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,878
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	20,398	21,128
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	16,575	17,913
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	55,143	58,409
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,306	4,613
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,476
Chubb INA Holdings, LLC 5.00% 3/15/2034	36,154	37,558
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	14,425	14,822
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	10,000	10,014
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,053	4,516
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	9,790	9,176
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	9,917	10,898
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	9,225	9,847
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[2]	2,100	2,191
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	5,035
Coinbase Global, Inc. 3.375% 10/1/2028[1]	15,303	13,762
Coinbase Global, Inc. 3.625% 10/1/2031[1]	18,320	15,539
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	28,525	27,737
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,605	10,701
Corebridge Financial, Inc. 3.90% 4/5/2032	7,009	6,578
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,438
Corebridge Financial, Inc. 4.40% 4/5/2052	8,947	7,666
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	7,377	7,943
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	6,360	5,931
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	16,575	16,688
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	EUR21,895	25,473
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	USD2,575	2,738
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	3,571	3,617
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	4,911	5,131
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	9,987	10,757
American Funds Multi-Sector Income Fund — Page 2 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	USD16,374	$17,212
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	3,000	3,079
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,774	2,374
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	26,941	23,677
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	19,380	17,442
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	22,560	24,250
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	37,371	38,727
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	1,493	1,136
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	686	559
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	9,122	9,128
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,912
Hightower Holding, LLC 6.75% 4/15/2029[1]	12,115	11,629
Hightower Holding, LLC 9.125% 1/31/2030[1]	4,390	4,585
Howden UK Refinance PLC 7.25% 2/15/2031[1]	26,375	27,391
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	25,785	26,529
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	9,260	10,636
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[2]	738	785
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	13,000	14,694
HUB International, Ltd. 5.625% 12/1/2029[1]	12,508	12,278
HUB International, Ltd. 7.25% 6/15/2030[1]	29,071	30,312
HUB International, Ltd. 7.375% 1/31/2032[1]	12,035	12,435
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.255% 6/20/2030[3,4]	4,079	4,078
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	1,654	1,750
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	17,645	17,022
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	5,350	5,116
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[2]	8,005	8,255
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	22,755	23,889
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	14,505	14,918
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	1,700	1,778
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	48,850	52,661
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	45,106	47,061
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	27,931
Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	4,025
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,810
LPL Holdings, Inc. 4.625% 11/15/2027[1]	2,245	2,229
LPL Holdings, Inc. 4.00% 3/15/2029[1]	13,325	12,761
LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,612
Mastercard, Inc. 4.35% 1/15/2032	1,713	1,722
Mastercard, Inc. 4.875% 5/9/2034	8,031	8,311
Mastercard, Inc. 4.55% 1/15/2035	17,510	17,597
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	6,137	6,310
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	4,030	4,155
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	8,212	8,640
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[2]	9,177	9,433
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	2,804	2,374
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	30,677	32,005
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,787	6,548
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	10,311	11,080
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	37,114	38,555
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	6,416	6,739
Nasdaq, Inc. 5.95% 8/15/2053	1,000	1,089
American Funds Multi-Sector Income Fund — Page 3 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NatWest Group PLC 5.778% 3/1/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 3/1/2034)[2]	USD4,075	$4,335
Navient Corp. 5.00% 3/15/2027	9,220	9,146
Navient Corp. 4.875% 3/15/2028	5,190	5,022
Navient Corp. 5.50% 3/15/2029	3,330	3,233
Navient Corp. 9.375% 7/25/2030	14,000	15,544
Navient Corp. 11.50% 3/15/2031	7,580	8,667
Navient Corp. 5.625% 8/1/2033	26,875	23,867
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,990	2,043
OneMain Finance Corp. 7.50% 5/15/2031	26,135	26,926
OneMain Finance Corp. 7.125% 3/15/2026	1,385	1,415
OneMain Finance Corp. 7.125% 11/15/2031	13,855	14,032
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	7,171	7,307
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 8.845% 8/17/2028[3,4]	6,428	6,369
Owl Rock Capital Corp. 3.75% 7/22/2025	1,063	1,051
Oxford Finance, LLC 6.375% 2/1/2027[1]	7,076	7,036
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR16,980	19,604
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	USD16,543	17,849
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	46,829	53,640
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,850	6,204
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	28,252	29,472
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,264
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,266
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,600
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	12,800	12,318
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,865
Ryan Specialty, LLC 4.375% 2/1/2030[1]	15,145	14,614
Ryan Specialty, LLC 5.875% 8/1/2032[1]	4,005	4,074
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	2,000	2,025
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	7,062	7,348
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]	3,843	14
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2]	19,682	20,229
Synchrony Financial 2.875% 10/28/2031	15,000	12,743
Synchrony Financial 7.25% 2/2/2033	15,000	15,593
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	17,117	17,537
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	27,931	29,704
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	16,651	17,548
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[3,4]	33,610	34,230
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	697	697
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	6,768	7,229
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	14,575	15,456
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	1,204	1,258
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	12,099	11,820
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	2,000	1,704
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	22,025	19,871
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	2,646	2,294
USI, Inc. 7.50% 1/15/2032[1]	6,050	6,275
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	4,475	4,622
American Funds Multi-Sector Income Fund — Page 4 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	USD250	$238
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	39,700	39,761
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	12,050	12,504
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	22,725	23,852
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	12,684	14,179
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,595	3,326
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	3,124
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	1,805	1,611
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	915
XP, Inc. 6.75% 7/2/2029[1]	4,450	4,568
		2,237,410
Energy 10.50%
3R Lux SARL 9.75% 2/5/2031[1]	12,851	13,551
AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	2,135	1,749
Apache Corp. 4.625% 11/15/2025	985	971
Apache Corp. 4.25% 1/15/2030	4,000	3,853
Apache Corp. 5.10% 9/1/2040	6,770	6,024
Apache Corp. 5.25% 2/1/2042	4,450	3,993
Archrock Partners, LP 6.625% 9/1/2032[1]	11,065	11,355
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	5,155	5,164
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	5,205
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,925	1,903
Baytex Energy Corp. 8.50% 4/30/2030[1]	2,060	2,137
Baytex Energy Corp. 7.375% 3/15/2032[1]	15,760	15,718
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	13,480
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	7,270	7,564
Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	1,630	1,712
Borr IHC, Ltd. 10.00% 11/15/2028[1]	33,027	34,341
Borr IHC, Ltd. 10.375% 11/15/2030[1]	12,197	12,905
BP Capital Markets America, Inc. 4.893% 9/11/2033	17,924	18,244
California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,008
Cenovus Energy, Inc. 5.375% 7/15/2025	172	173
Cheniere Energy Partners, LP 4.00% 3/1/2031	1,340	1,269
Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	26,471
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	3,110	3,107
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	17,180	17,282
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	1,280	1,305
Chevron Corp. 2.236% 5/11/2030	5,035	4,574
Chevron Corp. 3.078% 5/11/2050	1,250	916
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	8,040	8,372
Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,815	12,683
Civitas Resources, Inc. 8.375% 7/1/2028[1]	15,000	15,611
Civitas Resources, Inc. 8.625% 11/1/2030[1]	4,200	4,453
Civitas Resources, Inc. 8.75% 7/1/2031[1]	25,040	26,537
CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	8,356
CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	5,318
CNX Resources Corp. 7.25% 3/1/2032[1]	15,055	15,823
Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,215	9,981
Comstock Resources, Inc. 5.875% 1/15/2030[1]	19,635	18,374
ConocoPhillips Co. 5.05% 9/15/2033	1,000	1,035
ConocoPhillips Co. 3.80% 3/15/2052	1,311	1,052
ConocoPhillips Co. 5.30% 5/15/2053	2,184	2,209
ConocoPhillips Co. 5.55% 3/15/2054	2,420	2,532
American Funds Multi-Sector Income Fund — Page 5 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cosan Luxembourg SA 7.50% 6/27/2030[1]	USD4,000	$4,197
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	31,295	32,660
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	14,375	14,391
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	11,235	11,067
Diamondback Energy, Inc. 5.15% 1/30/2030	6,613	6,787
Diamondback Energy, Inc. 5.40% 4/18/2034	23,845	24,353
Diamondback Energy, Inc. 5.75% 4/18/2054	11,179	11,273
Diamondback Energy, Inc. 5.90% 4/18/2064	7,169	7,231
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,680
DT Midstream, Inc. 4.375% 6/15/2031[1]	10,350	9,805
Ecopetrol SA 6.875% 4/29/2030	5,990	5,986
Ecopetrol SA 4.625% 11/2/2031	250	215
Ecopetrol SA 8.875% 1/13/2033	25,585	27,452
Ecopetrol SA 8.375% 1/19/2036	9,145	9,357
EIG Pearl Holdings SARL 3.545% 8/31/2036	11,700	10,424
Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	625	658
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	550
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	10,535	11,088
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	797
Energy Transfer, LP 6.00% 2/1/2029[1]	1,165	1,194
Energy Transfer, LP 7.375% 2/1/2031[1]	291	310
Energy Transfer, LP 5.95% 5/15/2054	13,000	13,315
Energy Transfer, LP 6.05% 9/1/2054	7,896	8,185
Eni SpA 5.50% 5/15/2034[1]	22,628	23,450
Eni SpA 5.95% 5/15/2054[1]	28,437	29,307
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,442	5,529
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,025	2,030
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	239
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	8,175	8,427
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	8,195	8,023
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	3,175	3,281
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,678
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	9,671	9,371
EQM Midstream Partners, LP 6.50% 7/15/2048	1,150	1,190
EQT Corp. 3.625% 5/15/2031[1]	1,554	1,428
Exxon Mobil Corp. 2.61% 10/15/2030	9,805	9,041
Exxon Mobil Corp. 3.452% 4/15/2051	750	582
FORESEA Holding SA 7.50% 6/15/2030	3,680	3,528
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,607	9,788
Genesis Energy, LP 8.00% 1/15/2027	12,251	12,534
Genesis Energy, LP 8.25% 1/15/2029	5,895	6,110
Genesis Energy, LP 8.875% 4/15/2030	6,849	7,205
Genesis Energy, LP 7.875% 5/15/2032	4,890	4,983
GeoPark, Ltd. 5.50% 1/17/2027	6,300	6,008
Global Partners, LP 8.25% 1/15/2032[1]	4,465	4,635
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	19,700	20,407
Guara Norte SARL 5.198% 6/15/2034	4,089	3,898
Guara Norte SARL 5.198% 6/15/2034[1]	1,573	1,500
Gulfport Energy Corp. 6.75% 9/1/2029[1]	8,345	8,453
Harvest Midstream I, LP 7.50% 9/1/2028[1]	11,290	11,562
Harvest Midstream I, LP 7.50% 5/15/2032[1]	4,610	4,853
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	5,380	5,238
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	7,260
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	6,220	6,061
American Funds Multi-Sector Income Fund — Page 6 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	USD8,180	$7,969
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	12,860	13,874
Kinetik Holdings, LP 6.625% 12/15/2028[1]	10,245	10,641
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	3,925	4,065
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	9,175	9,171
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,363
Matador Resources Co. 6.25% 4/15/2033[1]	11,885	11,715
MEG Energy Corp. 5.875% 2/1/2029[1]	3,030	2,967
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	1
Modec Finance BV 7.84% 7/15/2026[6,7]	9,000	9,049
MPLX, LP 4.95% 3/14/2052	10,000	8,979
Murphy Oil Corp. 5.875% 12/1/2027	2,567	2,600
Murphy Oil Corp. 6.00% 10/1/2032	6,805	6,719
MV24 Capital BV 6.748% 6/1/2034	6,671	6,527
Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,230	6,249
Nabors Industries, Inc. 9.125% 1/31/2030[1]	16,395	16,923
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	4,982	4,777
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	45,481	38,258
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	40,750	30,714
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.252% 10/30/2028[3,4]	928	840
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	13,620	13,976
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	12,535	12,927
Noble Finance II, LLC 8.00% 4/15/2030[1]	23,660	24,430
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	15,385	15,509
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,305	9,708
Occidental Petroleum Corp. 5.20% 8/1/2029	1,270	1,292
Occidental Petroleum Corp. 6.625% 9/1/2030	2,473	2,670
Occidental Petroleum Corp. 6.125% 1/1/2031	664	701
Occidental Petroleum Corp. 5.375% 1/1/2032	850	862
Occidental Petroleum Corp. 5.55% 10/1/2034	2,650	2,692
Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,560
Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,992
Oleoducto Central SA 4.00% 7/14/2027	1,250	1,198
ONEOK, Inc. 4.45% 9/1/2049	1,600	1,336
ONEOK, Inc. 3.95% 3/1/2050	1,000	769
ONEOK, Inc. 4.50% 3/15/2050	1,500	1,255
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	4,090	4,214
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	11,000	10,999
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	10,930	12,207
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	8,165	8,501
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	4,815	4,896
Petrobras Global Finance BV 7.375% 1/17/2027	1,600	1,678
Petroleos Mexicanos 6.875% 10/16/2025	2,780	2,785
Petroleos Mexicanos 4.50% 1/23/2026	5,084	4,922
Petroleos Mexicanos 6.875% 8/4/2026	12,646	12,604
Petroleos Mexicanos 6.49% 1/23/2027	6,932	6,830
Petroleos Mexicanos 6.50% 3/13/2027	12,080	11,853
Petroleos Mexicanos 8.75% 6/2/2029	5,791	5,866
Petroleos Mexicanos 5.95% 1/28/2031	14,270	12,360
Petroleos Mexicanos 6.70% 2/16/2032	13,886	12,458
Petroleos Mexicanos 10.00% 2/7/2033	22,000	23,330
Petroleos Mexicanos 6.95% 1/28/2060	12,540	9,001
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,373
American Funds Multi-Sector Income Fund — Page 7 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	USD3,980	$4,215
Raizen Fuels Finance SA 6.95% 3/5/2054[1]	2,740	2,926
Range Resources Corp. 4.875% 5/15/2025	5,110	5,088
Range Resources Corp. 8.25% 1/15/2029	5,290	5,480
Range Resources Corp. 4.75% 2/15/2030[1]	3,015	2,910
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	11,817	11,685
Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	760	783
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	31,440	31,897
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	5,395	5,637
Shell International Finance BV 2.75% 4/6/2030	6,441	6,004
Shell International Finance BV 3.25% 4/6/2050	24	18
Shell International Finance BV 3.00% 11/26/2051	15,178	10,596
SM Energy Co. 6.50% 7/15/2028	590	590
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[1]	841	844
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	41,528	41,946
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	17,338	17,563
Southwestern Energy Co. 5.70% 1/23/2025[2]	2,825	2,825
Southwestern Energy Co. 8.375% 9/15/2028	9,335	9,610
Southwestern Energy Co. 5.375% 3/15/2030	1,975	1,970
Southwestern Energy Co. 4.75% 2/1/2032	2,145	2,054
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,980	4,647
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	14,220	14,886
Sunoco, LP 6.00% 4/15/2027	5,165	5,186
Sunoco, LP 7.00% 5/1/2029[1]	15,410	16,113
Sunoco, LP 4.50% 5/15/2029	7,331	7,054
Sunoco, LP 4.50% 4/30/2030	430	412
Sunoco, LP 7.25% 5/1/2032[1]	10,155	10,773
Superior Plus, LP 4.50% 3/15/2029[1]	4,853	4,605
Talos Production, Inc. 9.00% 2/1/2029[1]	6,850	7,060
Talos Production, Inc. 9.375% 2/1/2031[1]	5,655	5,819
Targa Resources Corp. 5.50% 2/15/2035	12,174	12,543
Targa Resources Partners, LP 4.875% 2/1/2031	774	769
TotalEnergies Capital International SA 3.127% 5/29/2050	10,551	7,647
TotalEnergies Capital SA 4.724% 9/10/2034	16,243	16,331
TotalEnergies Capital SA 5.275% 9/10/2054	4,250	4,259
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	5,333	5,459
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	6,376	6,383
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	11,101	11,444
Transocean, Inc. 8.00% 2/1/2027[1]	4,291	4,292
Transocean, Inc. 8.25% 5/15/2029[1]	14,100	13,990
Transocean, Inc. 8.75% 2/15/2030[1]	21,354	22,281
Transocean, Inc. 7.50% 4/15/2031	4,400	4,062
Transocean, Inc. 8.50% 5/15/2031[1]	12,090	12,021
Transocean, Inc. 6.80% 3/15/2038	7,850	6,413
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	11,290	11,780
USA Compression Partners, LP 7.125% 3/15/2029[1]	10,730	11,060
Vallourec SA 7.50% 4/15/2032[1]	17,685	18,782
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	6,939	6,563
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	6,109
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	17,220	16,024
Vital Energy, Inc. 7.875% 4/15/2032[1]	18,545	17,978
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	12,505	12,337
Williams Companies, Inc. 4.65% 8/15/2032	4,438	4,411
American Funds Multi-Sector Income Fund — Page 8 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 5.15% 3/15/2034	USD5,191	$5,250
YPF SA 8.75% 9/11/2031[1]	1,150	1,168
		1,723,591
Health care 9.31%
AbbVie, Inc. 4.80% 3/15/2029	23,150	23,831
AbbVie, Inc. 3.20% 11/21/2029	8,050	7,700
AbbVie, Inc. 5.05% 3/15/2034	77,443	80,920
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,240
AbbVie, Inc. 5.40% 3/15/2054	26,205	27,808
AbbVie, Inc. 5.50% 3/15/2064	3,125	3,340
AdaptHealth, LLC 6.125% 8/1/2028[1]	3,875	3,883
AdaptHealth, LLC 4.625% 8/1/2029[1]	11,155	10,341
AdaptHealth, LLC 5.125% 3/1/2030[1]	16,259	15,232
Amgen, Inc. 5.15% 3/2/2028	21,120	21,754
Amgen, Inc. 5.25% 3/2/2030	29,132	30,405
Amgen, Inc. 4.20% 3/1/2033	14,000	13,606
Amgen, Inc. 5.25% 3/2/2033	34,651	36,087
Amgen, Inc. 5.60% 3/2/2043	3,740	3,931
Amgen, Inc. 3.00% 1/15/2052	100	71
Amgen, Inc. 4.875% 3/1/2053	5,675	5,341
Amgen, Inc. 5.65% 3/2/2053	14,273	15,025
Amgen, Inc. 5.75% 3/2/2063	21,310	22,511
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,266	4,864
AstraZeneca Finance, LLC 4.85% 2/26/2029	13,630	14,061
AstraZeneca Finance, LLC 4.90% 3/3/2030	7,332	7,620
AstraZeneca Finance, LLC 4.90% 2/26/2031	9,580	9,970
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,050	16,767
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	3,125	3,004
Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,615	5,492
Avantor Funding, Inc. 3.875% 11/1/2029[1]	12,915	12,230
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,930	2,750
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	8,415	6,899
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	13,705	13,424
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	10,076	9,704
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	200	171
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	14,000	8,152
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,220	684
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	15,464	8,493
Baxter International, Inc. 1.915% 2/1/2027	2,150	2,036
Baxter International, Inc. 2.272% 12/1/2028	11,125	10,242
Baxter International, Inc. 2.539% 2/1/2032	30,207	26,207
Baxter International, Inc. 3.132% 12/1/2051	8,657	5,905
Bayer US Finance, LLC 6.50% 11/21/2033[1]	12,000	12,993
Bayer US Finance, LLC 6.875% 11/21/2053[1]	13,181	14,784
Becton, Dickinson and Co. 4.874% 2/8/2029	1,350	1,380
Becton, Dickinson and Co. 5.081% 6/7/2029	8,215	8,494
Becton, Dickinson and Co. 5.11% 2/8/2034	850	875
Bristol-Myers Squibb Co. 4.90% 2/22/2029	5,355	5,537
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,850	4,032
Bristol-Myers Squibb Co. 5.20% 2/22/2034	72,450	76,431
Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,300	5,619
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,690	1,959
Bristol-Myers Squibb Co. 5.55% 2/22/2054	19,926	21,125
American Funds Multi-Sector Income Fund — Page 9 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 6.40% 11/15/2063	USD3,370	$3,967
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,250	4,507
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	4,785	4,766
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.92% 2/22/2028[3,4]	3,468	3,474
Centene Corp. 2.45% 7/15/2028	20,947	19,309
Centene Corp. 4.625% 12/15/2029	14,515	14,214
Centene Corp. 3.375% 2/15/2030	644	594
Centene Corp. 3.00% 10/15/2030	610	547
Centene Corp. 2.50% 3/1/2031	5,104	4,391
Centene Corp. 2.625% 8/1/2031	4,440	3,811
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,522
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	5,730	5,399
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	2,340	2,160
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,740	12,547
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	1,089
Cigna Group (The) 5.25% 2/15/2034	10,115	10,478
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	6,470	6,811
CVS Health Corp. 5.40% 6/1/2029	1,525	1,582
CVS Health Corp. 1.75% 8/21/2030	3,625	3,088
CVS Health Corp. 5.55% 6/1/2031	862	899
CVS Health Corp. 5.25% 2/21/2033	1,500	1,533
CVS Health Corp. 5.70% 6/1/2034	30,420	31,747
CVS Health Corp. 6.00% 6/1/2044	20,000	20,683
CVS Health Corp. 5.625% 2/21/2053	2,470	2,439
CVS Health Corp. 5.875% 6/1/2053	4,934	5,025
CVS Health Corp. 6.05% 6/1/2054	20,500	21,402
CVS Health Corp. 6.00% 6/1/2063	2,344	2,392
DaVita, Inc. 6.875% 9/1/2032[1]	19,960	20,637
Elevance Health, Inc. 5.375% 6/15/2034	15,000	15,774
Eli Lilly and Co. 4.60% 8/14/2034	7,505	7,626
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	19,845	21,289
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[3,4]	23,135	23,142
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	5,940	5,986
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[3,4]	424	424
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	340	347
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	2,710	2,902
Gilead Sciences, Inc. 5.25% 10/15/2033	8,736	9,217
Gilead Sciences, Inc. 2.80% 10/1/2050	225	153
Gilead Sciences, Inc. 5.55% 10/15/2053	4,070	4,373
Grifols, SA 7.50% 5/1/2030	EUR24,665	29,222
HCA, Inc. 5.875% 2/1/2029	USD2,870	3,009
HCA, Inc. 5.45% 4/1/2031	1,985	2,069
HCA, Inc. 2.375% 7/15/2031	10,953	9,475
HCA, Inc. 5.45% 9/15/2034	600	618
Humana, Inc. 5.375% 4/15/2031	855	886
Humana, Inc. 5.95% 3/15/2034	1,050	1,124
Humana, Inc. 5.75% 4/15/2054	5,109	5,233
IQVIA, Inc. 5.00% 10/15/2026[1]	8,105	8,090
IQVIA, Inc. 6.50% 5/15/2030[1]	4,305	4,496
Johnson & Johnson 4.90% 6/1/2031	16,870	17,734
Johnson & Johnson 4.95% 6/1/2034	8,550	9,078
American Funds Multi-Sector Income Fund — Page 10 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 5.25% 6/1/2054	USD2,260	$2,450
Laboratory Corp. of America Holdings 4.55% 4/1/2032	1,275	1,261
Laboratory Corp. of America Holdings 4.80% 10/1/2034	447	442
Medline Borrower, LP 3.875% 4/1/2029[1]	1,560	1,478
Medline Borrower, LP 6.25% 4/1/2029[1]	7,293	7,523
Medline Borrower, LP 5.25% 10/1/2029[1]	16,310	16,015
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.595% 10/23/2028[3,4]	2,413	2,417
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	3,865	3,538
Novartis Capital Corp. 3.80% 9/18/2029	1,800	1,789
Novartis Capital Corp. 4.00% 9/18/2031	1,350	1,340
Novartis Capital Corp. 4.20% 9/18/2034	2,075	2,047
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,600	1,448
Owens & Minor, Inc. 6.625% 4/1/2030[1]	31,927	31,022
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	7,045	7,104
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	389
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,650	1,691
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	48,498	49,451
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	10,300	10,494
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	10,882	11,268
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,8]	26,839	26,671
Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,8]	15,663	14,821
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[3,4,8]	5,753	5,643
Rede D’Or Finance SARL 4.95% 1/17/2028	590	585
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,492
Roche Holdings, Inc. 2.076% 12/13/2031[1]	231	200
Roche Holdings, Inc. 5.593% 11/13/2033[1]	6,588	7,148
Roche Holdings, Inc. 4.985% 3/8/2034[1]	14,825	15,463
Roche Holdings, Inc. 4.592% 9/9/2034[1]	20,337	20,536
Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,645	2,781
Solventum Corp. 5.60% 3/23/2034[1]	7,900	8,184
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	12,185	12,669
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	5,515	5,763
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.502% 3/2/2027[3,4]	786	755
Tenet Healthcare Corp. 6.25% 2/1/2027	440	441
Tenet Healthcare Corp. 6.125% 10/1/2028	7,730	7,798
Tenet Healthcare Corp. 4.25% 6/1/2029	1,870	1,805
Tenet Healthcare Corp. 6.75% 5/15/2031	8,780	9,159
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,075	8,959
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,260	29,477
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	29,085	28,875
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,340	9,224
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,281	24,425
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	12,000	8,930
UnitedHealth Group, Inc. 4.70% 4/15/2029	1,425	1,463
UnitedHealth Group, Inc. 4.90% 4/15/2031	1,100	1,138
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,928	1,995
UnitedHealth Group, Inc. 5.00% 4/15/2034	825	852
UnitedHealth Group, Inc. 5.15% 7/15/2034	38,227	39,912
UnitedHealth Group, Inc. 5.50% 7/15/2044	19,000	20,120
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	7,619
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	164
American Funds Multi-Sector Income Fund — Page 11 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD1,210	$1,155
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,630	6,044
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	154
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	141
		1,526,938
Consumer discretionary 6.00%
Advance Auto Parts, Inc. 1.75% 10/1/2027	2,050	1,833
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,848	1,877
Advance Auto Parts, Inc. 3.90% 4/15/2030	16,277	14,568
Advance Auto Parts, Inc. 3.50% 3/15/2032	29,407	24,604
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[3,4]	33,807	33,054
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,500	6,559
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	12,580	12,619
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	11,985
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,810	1,619
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	16,567	17,469
Amazon.com, Inc. 3.95% 4/13/2052	1,750	1,523
Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	2,035
Arcos Dorados BV 6.125% 5/27/2029	460	468
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	2,440	2,445
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,675	13,052
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	2,206
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	10,000	9,411
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	2,010	2,051
Bath & Body Works, Inc. 6.875% 11/1/2035	12,922	13,479
Bath & Body Works, Inc. 6.75% 7/1/2036	7,055	7,278
Boyd Gaming Corp. 4.75% 12/1/2027	11,120	11,015
Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,500	3,344
Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	15,918
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	21,999	20,940
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	17,650	18,451
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	9,245	9,569
Carnival Corp. 5.75% 3/1/2027[1]	19,000	19,254
Carnival Corp. 4.00% 8/1/2028[1]	3,500	3,383
Carnival Corp. 6.00% 5/1/2029[1]	28,585	28,980
Carnival Corp. 7.00% 8/15/2029[1]	10,920	11,613
Carnival Corp. 10.50% 6/1/2030[1]	6,625	7,197
Clarios Global, LP 6.25% 5/15/2026[1]	140	140
Clarios Global, LP 8.50% 5/15/2027[1]	6,010	6,041
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	8,055	8,524
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	7,779	8,037
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	7,663	7,323
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	424	395
First Student Bidco, Inc. 4.00% 7/31/2029[1]	15,250	14,322
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[3,4]	462	463
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[3,4]	141	142
Ford Motor Co. 4.75% 1/15/2043	4,993	4,140
Ford Motor Co. 5.291% 12/8/2046	9,007	8,174
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,920	2,920
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	961
American Funds Multi-Sector Income Fund — Page 12 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.85% 5/17/2027	USD2,500	$2,546
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,820	11,794
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,750	14,222
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,834
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,640
Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,001	9,734
Ford Motor Credit Co., LLC 6.125% 3/8/2034	6,648	6,733
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	11,465	11,876
General Motors Financial Co., Inc. 4.90% 10/6/2029	7,337	7,348
General Motors Financial Co., Inc. 5.45% 9/6/2034	24,203	24,139
Genting New York, LLC 7.25% 10/1/2029[1]	9,490	9,611
Grand Canyon University 4.375% 10/1/2026	6,750	6,755
Hanesbrands, Inc. 4.875% 5/15/2026[1]	425	422
Hanesbrands, Inc. 9.00% 2/15/2031[1]	32,594	35,213
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[3,4]	11,683	11,683
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	10,999	11,271
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	447
Home Depot, Inc. 4.75% 6/25/2029	14,385	14,832
Home Depot, Inc. 1.375% 3/15/2031	2,291	1,930
Home Depot, Inc. 4.85% 6/25/2031	10,732	11,128
Home Depot, Inc. 4.95% 6/25/2034	4,372	4,547
Home Depot, Inc. 3.125% 12/15/2049	135	100
Home Depot, Inc. 5.30% 6/25/2054	3,362	3,536
Home Depot, Inc. 5.40% 6/25/2064	11,102	11,766
International Game Technology PLC 4.125% 4/15/2026[1]	565	558
International Game Technology PLC 5.25% 1/15/2029[1]	1,670	1,665
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	12,243	11,774
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	6,770	7,194
Levi Strauss & Co. 3.50% 3/1/2031[1]	12,065	10,949
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,555	5,607
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,580	7,848
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,365	5,631
Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,992
Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	233
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	932
Marriott International, Inc. 5.35% 3/15/2035	6,755	6,926
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,540	7,098
McDonald’s Corp. 5.00% 5/17/2029	5,953	6,172
McDonald’s Corp. 3.60% 7/1/2030	1,084	1,053
McDonald’s Corp. 4.95% 8/14/2033	2,000	2,080
McDonald’s Corp. 5.20% 5/17/2034	1,160	1,227
McDonald’s Corp. 5.15% 9/9/2052	3,605	3,612
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	5,400	5,575
MercadoLibre, Inc. 3.125% 1/14/2031	1,419	1,287
NCL Corp., Ltd. 5.875% 2/15/2027[1]	2,280	2,290
NCL Corp., Ltd. 7.75% 2/15/2029[1]	2,925	3,137
NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,552
Party City Holdings, Inc. 0% 10/12/2028[6]	50	— [9]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,8]	7,606	7,354
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	5,464	5,722
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	8,425	8,159
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	12,130
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	11,780	11,376
American Funds Multi-Sector Income Fund — Page 13 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	USD14,800	$14,997
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	15,000	15,206
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	2,235	2,320
Sally Holdings, LLC 6.75% 3/1/2032	8,874	9,122
Sands China, Ltd. 4.375% 6/18/2030	6,700	6,422
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	980	973
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.318% 4/4/2029[3,4]	8,925	8,886
Service Corp. International 5.75% 10/15/2032	6,085	6,132
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	7,635	7,870
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	19,340	18,174
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	15,965	14,750
Station Casinos, LLC 6.625% 3/15/2032[1]	5,565	5,694
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,808
Tapestry, Inc. 7.85% 11/27/2033	8,782	9,526
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,470	5,226
Universal Entertainment Corp. 9.875% 8/1/2029[1]	20,595	20,659
Vail Resorts, Inc. 6.50% 5/15/2032[1]	6,070	6,347
Valvoline, Inc. 3.625% 6/15/2031[1]	9,120	8,171
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	5,205	5,487
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	22,715	22,612
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	13,385	12,921
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	3,984
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	1,544	1,526
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	19,544
		983,978
Industrials 5.37%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	4,519	4,704
ADT Security Corp. 4.125% 8/1/2029[1]	2,230	2,132
Ambipar Lux SARL 9.875% 2/6/2031[1]	8,215	8,529
Amentum Escrow Corp. 7.25% 8/1/2032[1]	17,495	18,274
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[3,4]	8,060	8,045
American Airlines, Inc. 8.50% 5/15/2029[1]	7,800	8,281
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.71% 9/22/2028[3,4]	3,900	3,899
Automatic Data Processing, Inc. 4.45% 9/9/2034	10,390	10,418
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,880	1,770
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	2,130	1,993
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	26,875	27,512
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	315	322
BAE Systems PLC 5.30% 3/26/2034[1]	14,822	15,421
BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,418
BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	1,014
Boeing Co. 2.75% 2/1/2026	500	485
Boeing Co. 2.196% 2/4/2026	25	24
Boeing Co. 3.25% 2/1/2028	1,078	1,022
Boeing Co. 5.15% 5/1/2030	24,076	24,142
Boeing Co. 3.625% 2/1/2031	4,143	3,797
Boeing Co. 6.388% 5/1/2031[1]	23,298	24,783
Boeing Co. 6.528% 5/1/2034[1]	11,407	12,247
Boeing Co. 3.50% 3/1/2039	7,463	5,688
Boeing Co. 5.705% 5/1/2040	5,363	5,236
Boeing Co. 5.805% 5/1/2050	2,858	2,763
American Funds Multi-Sector Income Fund — Page 14 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 6.858% 5/1/2054[1]	USD15,936	$17,503
Boeing Co. 5.93% 5/1/2060	10,000	9,588
Bombardier, Inc. 7.125% 6/15/2026[1]	2,482	2,522
Bombardier, Inc. 7.875% 4/15/2027[1]	3,444	3,456
Bombardier, Inc. 6.00% 2/15/2028[1]	4,685	4,720
Bombardier, Inc. 8.75% 11/15/2030[1]	1,920	2,111
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	750	600
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	479	363
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	3,710	2,562
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	975	1,009
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	1,409	1,521
Canadian National Railway Co. 4.375% 9/18/2034	5,179	5,141
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	414
Canadian Pacific Railway Co. 3.10% 12/2/2051	19,127	13,675
Carrier Global Corp. 2.722% 2/15/2030	500	462
Carrier Global Corp. 2.70% 2/15/2031	500	452
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,594
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,000	3,842
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,600	5,392
Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,778
CoreLogic, Inc. 4.50% 5/1/2028[1]	10,602	10,016
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.46% 6/2/2028[3,4]	11,071	10,987
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[3,4]	4,225	4,137
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.447% 4/12/2028[3,4]	142	139
CSX Corp. 4.10% 11/15/2032	4,479	4,408
CSX Corp. 5.20% 11/15/2033	3,166	3,340
CSX Corp. 4.50% 3/15/2049	25	23
CSX Corp. 2.50% 5/15/2051	4,765	3,061
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	14,963	14,915
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	355
Enviri Corp. 5.75% 7/31/2027[1]	5,874	5,771
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	3,275	3,424
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	20,910	21,963
Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	20,000	19,900
Herc Holdings, Inc. 6.625% 6/15/2029[1]	14,355	14,880
Hertz Corp. (The) 4.625% 12/1/2026[1]	7,885	6,219
Hertz Corp. (The) 12.625% 7/15/2029[1]	4,870	5,313
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.46% 6/30/2028[3,4]	894	802
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.882% 6/30/2028[3,4]	4,619	4,146
Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	4,213
Honeywell International, Inc. 5.00% 3/1/2035	25,140	26,179
Honeywell International, Inc. 5.25% 3/1/2054	2,500	2,609
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	4,040	4,821
Icahn Enterprises, LP 6.25% 5/15/2026	10,064	9,994
Icahn Enterprises, LP 5.25% 5/15/2027	16,420	15,748
Icahn Enterprises, LP 9.75% 1/15/2029[1]	16,715	17,362
Ingersoll-Rand, Inc. 5.176% 6/15/2029	758	784
Ingersoll-Rand, Inc. 5.314% 6/15/2031	8,579	8,973
Ingersoll-Rand, Inc. 5.45% 6/15/2034	446	470
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	11,295	11,767
American Funds Multi-Sector Income Fund — Page 15 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	USD3,835	$3,899
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,372	3,428
Lockheed Martin Corp. 4.50% 2/15/2029	5,118	5,214
Lockheed Martin Corp. 5.25% 1/15/2033	1,937	2,063
Lockheed Martin Corp. 4.75% 2/15/2034	58	60
Lockheed Martin Corp. 4.80% 8/15/2034	8,381	8,597
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,330
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,832
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	7,290	7,386
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	5,340	5,539
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	28,000	25,839
Norfolk Southern Corp. 5.05% 8/1/2030	2,788	2,904
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,340
Norfolk Southern Corp. 5.35% 8/1/2054	19,390	19,948
Northrop Grumman Corp. 4.70% 3/15/2033	16,114	16,361
Northrop Grumman Corp. 4.90% 6/1/2034	4,445	4,547
Northrop Grumman Corp. 5.20% 6/1/2054	475	484
OCP SA 3.75% 6/23/2031	7,600	6,838
PM General Purchaser, LLC 9.50% 10/1/2028[1]	3,651	3,717
Regal Rexnord Corp. 6.30% 2/15/2030	20,000	21,284
Regal Rexnord Corp. 6.40% 4/15/2033	20,000	21,404
Republic Services, Inc. 1.45% 2/15/2031	5,195	4,357
Reworld Holding Corp. 4.875% 12/1/2029[1]	19,406	18,284
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,001	1,036
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	961	1,025
RTX Corp. 5.15% 2/27/2033	5,000	5,200
RTX Corp. 6.10% 3/15/2034	8,532	9,422
RTX Corp. 6.40% 3/15/2054	3,120	3,686
Sensata Technologies BV 4.00% 4/15/2029[1]	13,995	13,353
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	380	348
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	769
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.032% 10/20/2027[3,4]	299	305
Spirit AeroSystems, Inc. 4.60% 6/15/2028	13,490	12,902
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	2,444	2,654
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	10,110	11,285
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[3,4]	393	397
TransDigm, Inc. 5.50% 11/15/2027	3,400	3,391
TransDigm, Inc. 6.75% 8/15/2028[1]	6,080	6,266
TransDigm, Inc. 4.625% 1/15/2029	6,025	5,823
TransDigm, Inc. 6.375% 3/1/2029[1]	6,340	6,549
Triumph Group, Inc. 9.00% 3/15/2028[1]	4,941	5,178
Uber Technologies, Inc. 8.00% 11/1/2026[1]	13,360	13,393
Union Pacific Corp. 2.80% 2/14/2032	13,200	12,018
Union Pacific Corp. 4.30% 3/1/2049	75	67
Union Pacific Corp. 3.25% 2/5/2050	13	10
Union Pacific Corp. 2.95% 3/10/2052	8,965	6,313
Union Pacific Corp. 4.95% 5/15/2053	1,000	1,004
United Airlines, Inc. 4.375% 4/15/2026[1]	1,620	1,595
United Airlines, Inc. 4.625% 4/15/2029[1]	1,315	1,272
United Rentals (North America), Inc. 5.25% 1/15/2030	5,300	5,309
United Rentals (North America), Inc. 3.75% 1/15/2032	4,600	4,204
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,130	6,343
Waste Management, Inc. 4.625% 2/15/2030	10,000	10,249
American Funds Multi-Sector Income Fund — Page 16 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 4.625% 2/15/2033	USD3,500	$3,564
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,158
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	10,095	10,528
		880,614
Communication services 5.17%
Altice France Holding SA 10.50% 5/15/2027[1]	1,520	527
Altice France SA 5.125% 7/15/2029[1]	14,433	10,163
Altice France SA 5.50% 10/15/2029[1]	3,500	2,455
América Móvil, SAB de CV 4.70% 7/21/2032	10,000	10,036
AT&T, Inc. 5.40% 2/15/2034	7,000	7,348
AT&T, Inc. 3.55% 9/15/2055	15,245	11,161
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	1,724	1,243
CCO Holdings, LLC 5.00% 2/1/2028[1]	7,205	7,014
CCO Holdings, LLC 6.375% 9/1/2029[1]	8,275	8,291
CCO Holdings, LLC 4.75% 3/1/2030[1]	14,300	13,164
CCO Holdings, LLC 4.50% 8/15/2030[1]	7,111	6,451
CCO Holdings, LLC 4.25% 2/1/2031[1]	11,101	9,795
CCO Holdings, LLC 4.75% 2/1/2032[1]	8,904	7,855
CCO Holdings, LLC 4.50% 5/1/2032	2,700	2,337
CCO Holdings, LLC 4.50% 6/1/2033[1]	27,878	23,697
CCO Holdings, LLC 4.25% 1/15/2034[1]	27,995	22,988
Charter Communications Operating, LLC 6.10% 6/1/2029	822	851
Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	5,318
Charter Communications Operating, LLC 4.40% 4/1/2033	11,365	10,406
Charter Communications Operating, LLC 6.65% 2/1/2034	10,000	10,472
Charter Communications Operating, LLC 3.70% 4/1/2051	47,750	30,505
Charter Communications Operating, LLC 5.25% 4/1/2053	18,330	14,988
Comcast Corp. 5.10% 6/1/2029	3,175	3,308
Comcast Corp. 4.80% 5/15/2033	3,744	3,819
Comcast Corp. 5.30% 6/1/2034	37,095	39,093
Comcast Corp. 2.887% 11/1/2051	1,555	1,046
Comcast Corp. 5.35% 5/15/2053	850	870
Comcast Corp. 5.65% 6/1/2054	10,189	10,889
Connect Finco SARL 6.75% 10/1/2026[1]	17,086	17,086
Connect Finco SARL 9.00% 9/15/2029[1]	49,845	48,299
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	1,290
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	42
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,8]	181	221
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	12,385	12,169
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.96% 8/2/2027[3,4]	1,711	1,714
DISH DBS Corp. 5.875% 11/15/2024	42,275	42,068
DISH DBS Corp. 7.75% 7/1/2026	5,975	5,191
DISH Network Corp. 11.75% 11/15/2027[1]	20,200	21,217
Embarq Corp. 7.995% 6/1/2036	2,890	1,291
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	20,900	21,062
Frontier Communications Holdings, LLC 5.875% 11/1/2029	10,000	9,936
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	9,075	9,068
Gray Television, Inc. 7.00% 5/15/2027[1]	3,871	3,808
Gray Television, Inc. 10.50% 7/15/2029[1]	26,320	27,516
Gray Television, Inc. 4.75% 10/15/2030[1]	7,680	4,893
Gray Television, Inc. 5.375% 11/15/2031[1]	20,795	13,021
American Funds Multi-Sector Income Fund — Page 17 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[3,4]	USD6,720	$6,477
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,5,8]	2,000	350
Meta Platforms, Inc. 4.75% 8/15/2034	27,129	27,701
Meta Platforms, Inc. 4.45% 8/15/2052	40,000	36,916
Meta Platforms, Inc. 5.40% 8/15/2054	9,284	9,734
Netflix, Inc. 5.375% 11/15/2029[1]	5,947	6,259
Netflix, Inc. 4.875% 6/15/2030[1]	237	245
Netflix, Inc. 4.90% 8/15/2034	798	826
Netflix, Inc. 5.40% 8/15/2054	1,185	1,256
News Corp. 3.875% 5/15/2029[1]	17,947	16,988
Nexstar Media, Inc. 4.75% 11/1/2028[1]	13,800	13,196
PLDT, Inc. 2.50% 1/23/2031	5,500	4,857
SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,748
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,500	1,119
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,310	2,234
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	10,305	9,730
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	17,005	15,433
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	36,815	32,106
Stagwell Global, LLC 5.625% 8/15/2029[1]	6,603	6,389
Tencent Holdings, Ltd. 3.975% 4/11/2029	2,400	2,378
Tencent Holdings, Ltd. 3.68% 4/22/2041	593	502
Tencent Holdings, Ltd. 3.24% 6/3/2050	5,584	4,106
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,400	1,029
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,423	5,210
T-Mobile USA, Inc. 3.875% 4/15/2030	300	292
T-Mobile USA, Inc. 2.55% 2/15/2031	14,328	12,774
T-Mobile USA, Inc. 5.15% 4/15/2034	2,875	2,963
T-Mobile USA, Inc. 3.40% 10/15/2052	400	293
T-Mobile USA, Inc. 5.50% 1/15/2055	1,025	1,063
Univision Communications, Inc. 8.00% 8/15/2028[1]	4,620	4,728
Univision Communications, Inc. 4.50% 5/1/2029[1]	49,934	44,648
Univision Communications, Inc. 7.375% 6/30/2030[1]	19,796	19,175
Univision Communications, Inc. 8.50% 7/31/2031[1]	20,525	20,591
Verizon Communications, Inc. 1.75% 1/20/2031	10,984	9,373
Verizon Communications, Inc. 2.55% 3/21/2031	853	762
Verizon Communications, Inc. 2.355% 3/15/2032	2,575	2,219
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	765	681
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	610	541
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,535	1,446
WMG Acquisition Corp. 3.875% 7/15/2030[1]	745	695
Ziggo BV 4.875% 1/15/2030[1]	730	694
		847,709
Materials 4.24%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	2,719	2,892
Alpek, SAB de CV 3.25% 2/25/2031	8,300	7,360
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	975
ArcelorMittal SA 4.25% 7/16/2029	722	718
ARD Finance SA 6.50% Cash 6/30/2027[1,8]	7,753	1,756
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	25,440	22,731
ATI, Inc. 4.875% 10/1/2029	12,345	11,944
ATI, Inc. 7.25% 8/15/2030	4,275	4,556
ATI, Inc. 5.125% 10/1/2031	6,210	6,039
American Funds Multi-Sector Income Fund — Page 18 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Avient Corp. 6.25% 11/1/2031[1]	USD3,050	$3,129
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	4,175	4,464
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,927
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,102	3,186
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,406	7,765
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,924	8,464
Braskem Idesa SAPI 7.45% 11/15/2029	4,900	4,249
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,864
Braskem Idesa SAPI 6.99% 2/20/2032	29,775	23,489
Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,639
Braskem Netherlands Finance BV 4.50% 1/10/2028	8,742	8,250
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	1,044
Braskem Netherlands Finance BV 4.50% 1/31/2030	850	758
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,551	10,159
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	5,592
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	9,448
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,200	8,125
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	314
Canpack Spolka Akcyjna 3.875% 11/15/2029[1]	265	248
Celanese US Holdings, LLC 6.35% 11/15/2028	10,129	10,699
Celanese US Holdings, LLC 6.379% 7/15/2032	15,286	16,350
Celanese US Holdings, LLC 6.70% 11/15/2033	5,138	5,624
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	632
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	383
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	360
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	1,386	1,403
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,565	1,548
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	28,295	28,499
CSN Resources SA 8.875% 12/5/2030[1]	14,500	14,712
CSN Resources SA 8.875% 12/5/2030	1,693	1,718
CVR Partners, LP 6.125% 6/15/2028[1]	2,015	1,974
Dow Chemical Co. (The) 5.15% 2/15/2034	2,922	3,004
Dow Chemical Co. (The) 5.55% 11/30/2048	2,632	2,664
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,380
Dow Chemical Co. (The) 5.60% 2/15/2054	12,049	12,464
Eastman Chemical Co. 5.625% 2/20/2034	1,018	1,063
EIDP, Inc. 4.80% 5/15/2033	15,576	15,807
Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	11,197
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	21,829	21,602
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	30,075	31,915
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	150
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	184
Fresnillo PLC 4.25% 10/2/2050[1]	1,100	847
FXI Holdings, Inc. 12.25% 11/15/2026[1]	24,788	24,732
FXI Holdings, Inc. 12.25% 11/15/2026[1]	7,050	7,050
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	20,621	14,650
LABL, Inc. 6.75% 7/15/2026[1]	430	430
LABL, Inc. 10.50% 7/15/2027[1]	280	281
LABL, Inc. 5.875% 11/1/2028[1]	1,540	1,445
LABL, Inc. 9.50% 11/1/2028[1]	9,240	9,559
LSB Industries, Inc. 6.25% 10/15/2028[1]	15,000	14,660
Methanex Corp. 5.125% 10/15/2027	2,650	2,624
Methanex Corp. 5.25% 12/15/2029	760	751
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	2,950	2,984
American Funds Multi-Sector Income Fund — Page 19 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	USD2,000	$2,056
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	9,296	9,910
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,116	1,164
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	5,430	5,374
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	8,795	8,185
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	6,590	7,146
Novelis Corp. 3.25% 11/15/2026[1]	1,190	1,149
Novelis Corp. 4.75% 1/30/2030[1]	6,326	6,139
Novelis Corp. 3.875% 8/15/2031[1]	7,021	6,425
OCI NV 6.70% 3/16/2033[1]	22,216	23,298
Owens-Brockway Glass Container, Inc. 7.25% 5/15/2031[1]	12,245	12,595
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	18,210	18,620
PT Freeport Indonesia 5.315% 4/14/2032	2,300	2,340
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	22,000	23,289
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	9,000	9,527
Sasol Financing USA, LLC 5.50% 3/18/2031	20,300	18,130
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	9,870	9,525
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	12,999
Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,991
Sealed Air Corp. 6.125% 2/1/2028[1]	11,690	11,896
Stillwater Mining Co. 4.00% 11/16/2026[7]	11,615	11,106
Stillwater Mining Co. 4.50% 11/16/2029[7]	875	746
Summit Materials, LLC 6.50% 3/15/2027[1]	270	271
Summit Materials, LLC 5.25% 1/15/2029[1]	9,355	9,261
Summit Materials, LLC 7.25% 1/15/2031[1]	7,293	7,733
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	16,693	16,749
Vale Overseas, Ltd. 6.40% 6/28/2054	5,488	5,787
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[3,4,8]	1,093	1,104
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[3,4,8]	1,807	1,805
		695,750
Utilities 4.01%
Aegea Finance SARL 9.00% 1/20/2031[1]	19,530	21,150
AEP Transmission Co., LLC 5.15% 4/1/2034	1,725	1,789
AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,638
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,757	3,411
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	844	767
Alabama Power Co. 5.85% 11/15/2033	3,100	3,382
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,081	5,599
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,930
American Electric Power Co., Inc. 1.00% 11/1/2025	25	24
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,675	3,852
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	206
Comision Federal de Electricidad 6.45% 1/24/2035[1]	8,865	8,841
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	175	151
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	900	926
Consumers Energy Co. 3.80% 11/15/2028	2,000	1,975
Consumers Energy Co. 4.60% 5/30/2029	1,625	1,659
Consumers Energy Co. 3.60% 8/15/2032	7,969	7,553
Consumers Energy Co. 4.625% 5/15/2033	18,690	18,928
DPL, Inc. 4.125% 7/1/2025	7,600	7,530
DTE Electric Co. 5.20% 3/1/2034	1,800	1,885
American Funds Multi-Sector Income Fund — Page 20 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Electric Co. 3.65% 3/1/2052	USD100	$80
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,980	5,146
Duke Energy Corp. 5.75% 9/15/2033	3,000	3,228
Duke Energy Corp. 5.45% 6/15/2034	2,825	2,950
Duke Energy Florida, LLC 1.75% 6/15/2030	74	65
Duke Energy Florida, LLC 5.95% 11/15/2052	2,025	2,242
Duke Energy Progress, LLC 2.00% 8/15/2031	2,925	2,512
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	698
Edison International 4.125% 3/15/2028	7,492	7,429
Edison International 5.25% 11/15/2028	25	26
Edison International 5.45% 6/15/2029	2,487	2,584
Edison International 6.95% 11/15/2029	2,738	3,019
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,918
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	14,000	15,971
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	458
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	183
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	950	841
Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	5,432
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	3,670	3,564
Entergy Corp. 2.40% 6/15/2031	518	451
Entergy Louisiana, LLC 5.35% 3/15/2034	4,720	4,939
Entergy Louisiana, LLC 5.15% 9/15/2034	2,225	2,294
Entergy Louisiana, LLC 2.90% 3/15/2051	1,641	1,097
Entergy Louisiana, LLC 5.70% 3/15/2054	1,428	1,522
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	6,500	6,896
Eversource Energy 5.50% 1/1/2034	12,300	12,776
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[1]	6,925	7,233
FirstEnergy Corp. 2.65% 3/1/2030	21,095	19,266
FirstEnergy Corp. 2.25% 9/1/2030	3,743	3,316
Florida Power & Light Co. 5.10% 4/1/2033	3,261	3,413
Florida Power & Light Co. 5.30% 6/15/2034	10,380	11,015
Florida Power & Light Co. 5.60% 6/15/2054	975	1,065
Georgia Power Co. 5.004% 2/23/2027	2,135	2,182
Georgia Power Co. 4.95% 5/17/2033	11,325	11,646
Georgia Power Co. 5.25% 3/15/2034	4,475	4,693
Greenko Dutch BV 3.85% 3/29/2026[1]	3,838	3,711
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	5,104
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	346
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	50	50
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,681
Light Servicos De Eletricidade SA 4.375% 6/18/2026[5]	9,800	5,887
Minejesa Capital BV 4.625% 8/10/2030	3,438	3,396
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.345% 3/28/2031[3,4]	4,820	4,838
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,329
Northern States Power Co. 3.20% 4/1/2052	1,000	732
Pacific Gas and Electric Co. 2.95% 3/1/2026	258	252
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	16,618
Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	1,069
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	126
Pacific Gas and Electric Co. 4.20% 3/1/2029	1,238	1,219
Pacific Gas and Electric Co. 4.55% 7/1/2030	17,436	17,308
American Funds Multi-Sector Income Fund — Page 21 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2/1/2031	USD16,588	$14,539
Pacific Gas and Electric Co. 3.25% 6/1/2031	4,432	4,037
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,564	5,420
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,888	2,028
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,837	24,971
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,176	1,337
Pacific Gas and Electric Co. 3.30% 8/1/2040	920	715
Pacific Gas and Electric Co. 4.95% 7/1/2050	26,469	24,087
Pacific Gas and Electric Co. 3.50% 8/1/2050	9,135	6,621
Pacific Gas and Electric Co. 5.90% 10/1/2054	14,541	15,077
PacifiCorp 5.30% 2/15/2031	6,225	6,483
PacifiCorp 5.45% 2/15/2034	9,900	10,294
PacifiCorp 3.30% 3/15/2051	7,218	5,102
PacifiCorp 2.90% 6/15/2052	5,386	3,487
PacifiCorp 5.35% 12/1/2053	13,509	13,381
PacifiCorp 5.50% 5/15/2054	21,459	21,591
PacifiCorp 5.80% 1/15/2055	5,025	5,277
PECO Energy Co. 5.25% 9/15/2054	2,375	2,458
PG&E Corp. 5.00% 7/1/2028	1,610	1,597
PG&E Corp. 5.25% 7/1/2030	21,900	21,769
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	12,600	13,247
Public Service Company of Colorado 1.90% 1/15/2031	2,829	2,435
Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,573
Public Service Company of Colorado 5.35% 5/15/2034	3,600	3,777
Public Service Company of Colorado 4.10% 6/15/2048	400	337
Public Service Company of Colorado 3.20% 3/1/2050	900	645
Public Service Company of Colorado 2.70% 1/15/2051	1,025	666
Public Service Company of Colorado 5.25% 4/1/2053	4,215	4,257
Public Service Company of Colorado 5.75% 5/15/2054	636	690
SAEL, Ltd. 7.80% 7/31/2031[1]	1,020	1,038
Southern California Edison Co. 3.65% 3/1/2028	209	205
Southern California Edison Co. 5.65% 10/1/2028	6,645	6,986
Southern California Edison Co. 4.20% 3/1/2029	3,200	3,191
Southern California Edison Co. 2.85% 8/1/2029	11,288	10,604
Southern California Edison Co. 2.50% 6/1/2031	10,829	9,592
Southern California Edison Co. 5.45% 6/1/2031	4,513	4,777
Southern California Edison Co. 2.75% 2/1/2032	3,400	3,026
Southern California Edison Co. 5.20% 6/1/2034	15,624	16,205
Southern California Edison Co. 3.60% 2/1/2045	1,000	790
Southern California Edison Co. 3.65% 2/1/2050	5,724	4,460
Southern California Edison Co. 2.95% 2/1/2051	255	175
Southwestern Electric Power Co. 3.25% 11/1/2051	3,775	2,617
Southwestern Public Service Co. 6.00% 6/1/2054	3,575	3,916
State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043	2,800	2,730
State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044	2,000	2,074
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,668	18,179
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[3,4]	4,410	4,427
Union Electric Co. 2.625% 3/15/2051	1,880	1,222
Union Electric Co. 5.125% 3/15/2055	400	400
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	326
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	149
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,240	1,898
American Funds Multi-Sector Income Fund — Page 22 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 3.35% 12/1/2026	USD1,130	$1,108
Xcel Energy, Inc. 2.60% 12/1/2029	308	283
Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,431
Xcel Energy, Inc. 4.60% 6/1/2032	1,750	1,735
Xcel Energy, Inc. 5.45% 8/15/2033	15,509	16,112
Xcel Energy, Inc. 3.50% 12/1/2049	3,874	2,868
		658,434
Consumer staples 3.65%
7-Eleven, Inc. 0.95% 2/10/2026[1]	255	243
7-Eleven, Inc. 1.30% 2/10/2028[1]	149	135
7-Eleven, Inc. 1.80% 2/10/2031[1]	13,213	11,139
7-Eleven, Inc. 2.50% 2/10/2041[1]	900	632
7-Eleven, Inc. 2.80% 2/10/2051[1]	10,815	6,935
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,979
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,325	3,467
B&G Foods, Inc. 5.25% 4/1/2025	1,352	1,351
B&G Foods, Inc. 5.25% 9/15/2027	6,105	5,873
B&G Foods, Inc. 8.00% 9/15/2028[1]	9,125	9,557
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,150
BAT Capital Corp. 2.726% 3/25/2031	2,750	2,460
BAT Capital Corp. 6.421% 8/2/2033	5,578	6,129
BAT Capital Corp. 6.00% 2/20/2034	10,000	10,693
BAT Capital Corp. 5.65% 3/16/2052	2,375	2,320
BAT Capital Corp. 7.081% 8/2/2053	31,448	36,520
Campbell Soup Co. 5.20% 3/21/2029	1,925	1,995
Campbell Soup Co. 5.40% 3/21/2034	1,440	1,511
Campbell Soup Co. 4.75% 3/23/2035	12,093	12,048
Campbell Soup Co. 5.25% 10/13/2054	2,940	2,918
Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,350
Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	16,759
Coca-Cola Co. 5.00% 5/13/2034	9,775	10,305
Coca-Cola Co. 4.65% 8/14/2034	7,122	7,297
Coca-Cola Co. 5.30% 5/13/2054	900	959
Coca-Cola Co. 5.20% 1/14/2055	12,732	13,369
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	10,714	11,297
Conagra Brands, Inc. 5.30% 11/1/2038	2	2
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	959
Constellation Brands, Inc. 2.25% 8/1/2031	20,750	17,945
Constellation Brands, Inc. 4.75% 5/9/2032	2,834	2,858
Constellation Brands, Inc. 4.90% 5/1/2033	1,657	1,675
Coty, Inc. 6.625% 7/15/2030[1]	8,115	8,439
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	17,148
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	3,840	3,640
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	6,530	6,934
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	6,815	7,072
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[3,4]	3,080	3,086
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	25,000	26,001
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	5,198
Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	10,387
InRetail Consumer 3.25% 3/22/2028[1]	1,100	1,033
Kroger Co. 4.90% 9/15/2031	1,275	1,284
Kroger Co. 5.00% 9/15/2034	15,734	15,871
American Funds Multi-Sector Income Fund — Page 23 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 5.50% 9/15/2054	USD4,404	$4,435
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	5,315	5,222
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	7,497
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	735	682
MARB BondCo PLC 3.95% 1/29/2031	21,365	18,957
MARB BondCo PLC 3.95% 1/29/2031[1]	2,577	2,287
Mars, Inc. 4.75% 4/20/2033[1]	100	101
Minerva Luxembourg SA 8.875% 9/13/2033[1]	12,895	14,070
Minerva Luxembourg SA 8.875% 9/13/2033	6,000	6,547
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	3,800	3,503
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028	2,400	2,212
NBM US Holdings, Inc. 6.625% 8/6/2029[7]	500	509
PepsiCo, Inc. 1.95% 10/21/2031	19,450	16,897
Performance Food Group, Inc. 5.50% 10/15/2027[1]	4,105	4,097
Performance Food Group, Inc. 4.25% 8/1/2029[1]	8,162	7,770
Performance Food Group, Inc. 6.125% 9/15/2032[1]	6,170	6,313
Philip Morris International, Inc. 5.125% 2/13/2031	728	757
Philip Morris International, Inc. 5.75% 11/17/2032	3,756	4,038
Philip Morris International, Inc. 5.375% 2/15/2033	31,210	32,652
Philip Morris International, Inc. 5.625% 9/7/2033	8,100	8,627
Philip Morris International, Inc. 5.25% 2/13/2034	15,104	15,691
Post Holdings, Inc. 5.625% 1/15/2028[1]	2,766	2,792
Post Holdings, Inc. 5.50% 12/15/2029[1]	3,355	3,333
Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	12,269
Post Holdings, Inc. 6.25% 2/15/2032[1]	8,143	8,395
Post Holdings, Inc. 6.375% 3/1/2033[1]	30,000	30,565
Prestige Brands, Inc. 5.125% 1/15/2028[1]	5,345	5,303
Prestige Brands, Inc. 3.75% 4/1/2031[1]	5,985	5,486
Simmons Foods, Inc. 4.625% 3/1/2029[1]	7,300	6,933
Target Corp. 4.50% 9/15/2034	3,900	3,902
TreeHouse Foods, Inc. 4.00% 9/1/2028	20,180	18,704
United Natural Foods, Inc. 6.75% 10/15/2028[1]	1,359	1,297
US Foods, Inc. 4.625% 6/1/2030[1]	8,185	7,915
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,985	2,874
Walmart, Inc. 4.10% 4/15/2033	8,673	8,701
Walmart, Inc. 4.50% 4/15/2053	4,500	4,345
		598,601
Real estate 3.64%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,585	4,665
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	11,770	9,397
Boston Properties, LP 2.45% 10/1/2033	2,456	1,967
Boston Properties, LP 6.50% 1/15/2034	16,023	17,449
Boston Properties, LP 5.75% 1/15/2035	40,533	41,357
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	7,410	7,385
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,293	3,208
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]	3,240	2,889
Crown Castle, Inc. 5.80% 3/1/2034	3,000	3,184
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,150	3,307
Equinix, Inc. 1.45% 5/15/2026	1,560	1,491
Equinix, Inc. 2.90% 11/18/2026	68	66
Equinix, Inc. 1.55% 3/15/2028	105	96
Equinix, Inc. 3.20% 11/18/2029	75	71
Equinix, Inc. 2.15% 7/15/2030	13,210	11,680
American Funds Multi-Sector Income Fund — Page 24 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.40% 2/15/2052	USD819	$598
ERP Operating, LP 4.65% 9/15/2034	1,535	1,528
FibraSOMA 4.375% 7/22/2031[1]	3,933	3,260
Highwoods Realty, LP 7.65% 2/1/2034	16,250	18,693
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,931	2,890
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	10,170	9,495
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	12,265	11,252
Hudson Pacific Properties, LP 4.65% 4/1/2029	5,750	4,782
Hudson Pacific Properties, LP 3.25% 1/15/2030	18,550	14,081
Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,185	2,178
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,197
Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,555	4,501
Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,385	2,264
Kennedy-Wilson, Inc. 4.75% 3/1/2029	28,655	26,550
Kennedy-Wilson, Inc. 4.75% 2/1/2030	37,650	34,176
Kennedy-Wilson, Inc. 5.00% 3/1/2031	34,675	31,157
Kilroy Realty, LP 2.50% 11/15/2032	2,724	2,185
Kilroy Realty, LP 2.65% 11/15/2033	7,563	5,929
Kilroy Realty, LP 6.25% 1/15/2036	17,671	18,104
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	21,884	21,391
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	7,470	7,927
MPT Operating Partnership, LP 2.50% 3/24/2026	GBP2,270	2,748
MPT Operating Partnership, LP 5.25% 8/1/2026	USD7,000	6,673
MPT Operating Partnership, LP 5.00% 10/15/2027	29,514	26,503
MPT Operating Partnership, LP 3.50% 3/15/2031	32,215	23,553
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,993
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	11,160	10,839
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	3,165	3,189
Prologis, LP 4.75% 6/15/2033	3,870	3,925
Prologis, LP 5.125% 1/15/2034	5,490	5,680
Prologis, LP 5.00% 3/15/2034	12,135	12,452
Prologis, LP 5.00% 1/31/2035	3,725	3,816
Prologis, LP 5.25% 3/15/2054	2,320	2,359
Public Storage Operating Co. 1.95% 11/9/2028	417	384
Public Storage Operating Co. 2.25% 11/9/2031	8,155	7,102
Public Storage Operating Co. 5.35% 8/1/2053	8,552	8,853
Service Properties Trust 4.75% 10/1/2026	21,745	20,915
Service Properties Trust 4.95% 2/15/2027	9,285	8,797
Service Properties Trust 3.95% 1/15/2028	28,257	24,465
Service Properties Trust 8.375% 6/15/2029	7,830	7,829
Service Properties Trust 4.95% 10/1/2029	23,560	18,736
Service Properties Trust 4.375% 2/15/2030	20,789	15,755
Service Properties Trust 8.625% 11/15/2031[1]	12,100	13,168
Sun Communities Operating, LP 2.70% 7/15/2031	1,000	875
Sun Communities Operating, LP 4.20% 4/15/2032	14,413	13,625
VICI Properties, LP 4.625% 6/15/2025[1]	766	762
VICI Properties, LP 3.875% 2/15/2029[1]	708	679
VICI Properties, LP 4.95% 2/15/2030	7,200	7,249
VICI Properties, LP 4.125% 8/15/2030[1]	192	183
Vornado Realty, LP 2.15% 6/1/2026	4,672	4,451
		597,908
American Funds Multi-Sector Income Fund — Page 25 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 3.25%	Principal amount (000)	Value (000)
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	USD27,525	$27,766
Analog Devices, Inc. 5.05% 4/1/2034	2,329	2,440
Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,620
Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,125
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	712
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	586	571
Broadcom Corp. 3.875% 1/15/2027	53	53
Broadcom, Inc. 5.05% 7/12/2029	13,980	14,406
Broadcom, Inc. 4.15% 11/15/2030	24	24
Broadcom, Inc. 5.15% 11/15/2031	17,479	18,146
Broadcom, Inc. 4.55% 2/15/2032	6,295	6,292
Broadcom, Inc. 4.15% 4/15/2032[1]	7	7
Broadcom, Inc. 3.419% 4/15/2033[1]	8,660	7,871
Broadcom, Inc. 3.469% 4/15/2034[1]	18,602	16,758
Broadcom, Inc. 4.80% 10/15/2034	7,827	7,824
Cisco Systems, Inc. 4.95% 2/26/2031	2,050	2,143
Cisco Systems, Inc. 5.05% 2/26/2034	34,290	36,025
Cisco Systems, Inc. 5.30% 2/26/2054	140	149
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	8,650	8,614
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	36,730	37,408
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	14,625	15,299
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[3,4]	24,674	24,597
CommScope Technologies, LLC 6.00% 6/15/2025[1]	15,377	14,896
CommScope, LLC 6.00% 3/1/2026[1]	10,640	10,361
CommScope, LLC 8.25% 3/1/2027[1]	5,781	5,213
CommScope, LLC 7.125% 7/1/2028[1]	3,603	2,991
CommScope, LLC 4.75% 9/1/2029[1]	7,000	5,889
CommScope, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[3,4]	3,892	3,783
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[1,3,4]	16,087	16,362
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4,7]	16,427	16,489
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4,7]	793	796
Gartner, Inc. 3.625% 6/15/2029[1]	5,330	5,092
Gartner, Inc. 3.75% 10/1/2030[1]	7,790	7,318
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	49,725	50,872
Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,441	1,256
Intel Corp. 5.15% 2/21/2034	10,105	10,215
Intel Corp. 5.60% 2/21/2054	5,792	5,649
ION Trading Technologies SARL 9.50% 5/30/2029[1]	30,320	31,073
Microchip Technology, Inc. 5.05% 3/15/2029	15,325	15,743
NCR Atleos Corp. 9.50% 4/1/2029[1]	11,329	12,481
Roper Technologies, Inc. 4.75% 2/15/2032	2,375	2,404
Roper Technologies, Inc. 4.90% 10/15/2034	13,659	13,760
ServiceNow, Inc. 1.40% 9/1/2030	8,132	6,980
Shift4 Payments, LLC 6.75% 8/15/2032[1]	6,705	7,005
Texas Instruments, Inc. 4.85% 2/8/2034	4,625	4,811
UKG, Inc. 6.875% 2/1/2031[1]	31,100	32,158
Unisys Corp. 6.875% 11/1/2027[1]	535	517
American Funds Multi-Sector Income Fund — Page 26 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viasat, Inc. 5.625% 4/15/2027[1]	USD9,470	$8,945
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]	10,655	9,975
		533,884
Total corporate bonds, notes & loans		11,284,817
Mortgage-backed obligations 10.62% Commercial mortgage-backed securities 9.16%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055[4,10]	12,673	12,306
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.718% 5/15/2053[4,10]	500	464
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.985% 7/15/2049[4,10]	3,560	3,414
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	10
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[4,10]	9,699	10,397
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[4,10]	5,948	6,145
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[4,10]	8,333	8,435
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[4,10]	7,500	7,461
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.621% 12/15/2052[4,10]	6,986	5,977
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.326% 8/15/2055[4,10]	5,250	4,953
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,618	5,876
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[4,10]	3,105	3,205
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[4,10]	13,148	13,251
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[4,10]	7,654	8,317
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[4,10]	6,801	7,162
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[4,10]	12,718	13,473
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056[4,10]	7,419	7,964
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[4,10]	6,574	7,141
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[4,10]	3,921	4,065
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,10]	4,970	5,128
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,10]	10,262	10,775
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.116% 9/15/2060[4,10]	2,522	2,189
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	4,000	3,393
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[4,10]	2,000	1,584
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]	3,865	3,278
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[4,10]	6,257	5,266
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	9,265	7,555
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]	3,000	2,945
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,10]	2,000	1,959
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[1,4,10]	3,396	3,215
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	11,003	10,630
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[4,10]	12,328	12,287
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]	14,763	15,582
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[4,10]	1,954	2,058
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[4,10]	6,078	6,185
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]	19,000	19,996
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[4,10]	7,086	7,451
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.363% 11/15/2056[4,10]	2,283	2,469
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.703% 12/15/2056[4,10]	9,755	10,525
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.703% 12/15/2056[4,10]	3,395	3,610
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[10]	759	774
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,10]	1,617	1,660
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,10]	8,576	8,910
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,10]	6,536	6,889
American Funds Multi-Sector Income Fund — Page 27 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[10]	USD6,177	$6,159
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[10]	2,571	2,639
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,10]	5,740	5,953
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[10]	12,887	13,656
Benchmark Mortgage Trust, Series 2024-V10, Class C, 5.677% 10/15/2029[1,10]	9,732	9,729
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	24
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.425% 2/15/2051[4,10]	3,000	2,747
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,302
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[4,10]	5,000	4,336
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,500	4,378
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]	7,500	6,001
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]	1,813	1,674
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[4,10]	12,266	9,745
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.592% 5/15/2055[4,10]	2,000	1,693
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[4,10]	11,487	12,056
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[4,10]	9,404	9,779
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,500	6,925
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]	22,618	24,142
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[4,10]	10,487	10,948
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[4,10]	6,492	5,987
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]	6,493	6,818
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[4,10]	8,813	9,184
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.709% 11/15/2056[4,10]	7,698	8,174
Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.709% 11/15/2056[4,10]	5,821	6,276
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]	7,144	7,768
Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.661% 12/15/2056[4,10]	2,900	3,157
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[10]	1,802	1,844
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[10]	4,705	4,945
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[4,10]	1,155	1,207
Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.179% 7/15/2057[4,10]	12,810	13,419
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057[4,10]	6,165	6,573
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	19
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[10]	4,549	4,753
Benchmark Mortgage Trust., Series 2024-V10, Class B, 5.977% 10/15/2029[10]	6,000	6,175
Benchmark Mortgage Trust., Series 2024-V9, Class C, 6.453% 8/15/2057[4,10]	1,500	1,550
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.687% 3/15/2041[1,4,10]	6,742	6,730
BMO Mortgage Trust, Series 2023-C4, Class B, 5.591% 2/15/2056[4,10]	3,081	3,153
BMO Mortgage Trust, Series 2023-C5, Class B, 6.696% 6/15/2056[4,10]	11,632	12,579
BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[4,10]	5,161	5,497
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]	10,516	11,078
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[4,10]	4,437	4,622
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,10]	3,625	3,927
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.485% 11/15/2056[4,10]	2,982	3,126
BMO Mortgage Trust, Series 2023-C7, Class C, 7.36% 12/15/2056[4,10]	2,790	3,052
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,10]	666	579
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,10]	3,718	3,889
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,10]	2,453	2,568
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.979% 2/15/2057[4,10]	5,183	5,497
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[4,10]	2,370	2,465
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.111% 2/15/2057[4,10]	10,281	10,785
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[4,10]	9,404	9,867
American Funds Multi-Sector Income Fund — Page 28 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2024-C9, Class B, 6.562% 7/15/2057[4,10]	USD6,165	$6,595
BMO Mortgage Trust, Series 2024-C9, Class C, 6.601% 7/15/2057[4,10]	9,528	9,952
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,10]	6,751	6,792
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,10]	4,325	4,470
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.486% 6/15/2041[1,4,10]	10,032	9,917
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.936% 8/15/2041[1,4,10]	6,555	6,564
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.237% 6/15/2027[1,4,10]	10,000	10,068
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.986% 7/15/2029[1,4,10]	9,513	9,517
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 1/15/2034[1,4,10]	2,800	2,779
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.037% 5/15/2034[1,4,10]	8,092	8,041
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.586% 5/15/2034[1,4,10]	7,500	7,456
BX Trust, Series 2021-SDMF, Class B, (1-month USD CME Term SOFR + 0.852%) 5.949% 9/15/2034[1,4,10]	2,826	2,785
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.099% 9/15/2034[1,4,10]	1,978	1,946
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.598% 9/15/2034[1,4,10]	1,884	1,846
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.798% 9/15/2034[1,4,10]	1,365	1,326
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[1,4,10]	1,733	1,723
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 9/15/2036[1,4,10]	2,696	2,673
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.861% 9/15/2036[1,4,10]	4,410	4,368
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.211% 9/15/2036[1,4,10]	7,510	7,462
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[1,4,10]	1,992	1,982
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[1,4,10]	10,749	10,696
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.857% 10/15/2036[1,4,10]	1,992	1,977
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.106% 10/15/2036[1,4,10]	2,810	2,789
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.936% 4/15/2037[1,4,10]	569	570
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.081% 6/15/2038[1,4,10]	716	710
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.311% 6/15/2038[1,4,10]	646	641
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.611% 6/15/2038[1,4,10]	8,179	8,119
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.461% 11/15/2038[1,4,10]	11,441	11,386
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.711% 11/15/2038[1,4,10]	1,842	1,831
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.061% 11/15/2038[1,4,10]	2,799	2,780
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.408% 11/15/2038[1,4,10]	1,366	1,358
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.937% 2/15/2039[1,4,10]	3,000	2,945
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.057% 2/15/2039[1,4,10]	2,278	2,262
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.187% 2/15/2039[1,4,10]	4,000	3,916
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.046% 8/15/2039[1,4,10]	8,941	8,975
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 8.389% 8/15/2039[1,4,10]	11,000	11,048
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.794% 8/15/2039[1,4,10]	7,759	7,806
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.79% 8/15/2039[1,4,10]	7,633	7,640
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.761% 10/15/2039[1,4,10]	7,712	7,730
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.31% 10/15/2039[1,4,10]	14,591	14,630
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.157% 10/15/2039[1,4,10]	1,821	1,821
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.790%) 7.89% 10/15/2041[1,4,10]	5,503	5,524
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]	1,090	1,017
BX Trust, Series 2019-OC11, Class D, 4.075% 12/9/2041[1,4,10]	2,326	2,147
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,10]	5,150	4,702
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,10]	4,948	4,571
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.189% 3/15/2035[1,4,10]	13,740	13,723
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.285% 3/15/2035[1,4,10]	2,485	2,480
CALI Mortgage Trust., Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 7.886% 7/15/2041[1,4,10]	1,794	1,801
CALI Mortgage Trust., Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 8.723% 7/15/2041[1,4,10]	2,400	2,416
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,10]	7,689	7,713
American Funds Multi-Sector Income Fund — Page 29 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	USD10	$10
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.247% 9/15/2028[1,4,10]	11,978	11,935
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,10]	13,008	12,905
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,4,10]	28,218	28,054
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,10]	2,450	2,475
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]	1,263	1,228
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]	438	437
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]	3,964	3,921
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]	7,892	7,816
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.553% 2/10/2048[4,10]	3,656	3,502
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.271% 4/10/2048[4,10]	2,660	2,538
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,835	1,565
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 5.037% 5/15/2054[4,10]	3,000	2,703
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	290	287
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,10]	6,000	4,766
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.867% 4/10/2047[4,10]	460	429
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	108	103
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.508% 12/10/2047[4,10]	605	574
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.612% 10/10/2048[4,10]	8,035	7,795
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.612% 10/10/2048[4,10]	860	757
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	25	24
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	247
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.638% 8/15/2057[4,10]	1,000	854
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043[1,4,10]	2,000	1,906
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,10]	19,597	16,957
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,10]	22,681	22,966
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,4,10]	4,080	4,283
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,10]	2,040	2,089
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,4,10]	1,834	1,880
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[1,4,10]	2,139	2,137
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[1,4,10]	7,753	7,779
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[4,10]	7,432	7,569
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[4,10]	2,917	2,926
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,10]	5,455	5,381
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,10]	500	494
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039[1,4,10]	9,193	9,662
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,10]	9,900	10,442
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.547% 3/15/2039[1,4,10]	9,249	9,276
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.987% 3/15/2039[1,4,10]	7,434	7,461
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,10]	7,337	7,365
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,10]	9,423	9,427
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,4,10]	13,520	13,858
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	197
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]	4,000	3,781
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[10]	4,364	3,558
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.553% 5/15/2038[1,4,10]	4,000	3,987
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.097% 5/15/2037[1,4,10]	10,000	9,995
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.597% 5/15/2037[1,4,10]	6,639	6,635
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,196
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,4,10]	3,152	3,269
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,4,10]	7,846	8,191
American Funds Multi-Sector Income Fund — Page 30 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.383% 8/15/2037[1,4,10]	USD7,882	$7,913
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.782% 8/15/2037[1,4,10]	3,120	3,133
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,750	1,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,10]	437	358
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.823% 3/10/2050[1,4,10]	1,725	1,512
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.62% 10/15/2038[1,4,10]	795	795
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 6.97% 10/15/2038[1,4,10]	5,000	4,997
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2029[1,4,10]	4,625	4,622
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.012% 4/15/2038[1,4,10]	1,287	1,282
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]	18,113	17,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	2,311	2,243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,586	3,490
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.668% 10/15/2048[4,10]	74	71
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	44
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.771% 11/15/2052[4,10]	5,300	4,848
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[4,10]	4,566	4,999
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[4,10]	4,606	4,917
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 7.11% 12/15/2056[4,10]	13,301	14,710
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.252% 12/15/2056[4,10]	2,549	2,758
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.645% 10/15/2049[1,4,10]	1,290	1,300
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.145% 3/25/2050[1,4,10]	8,556	8,679
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[1,4,10]	9,273	9,704
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.78% 11/25/2053[1,4,10]	26,635	29,979
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.03% 1/25/2051[1,4,10]	2,730	2,781
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.28% 11/25/2051[1,4,10]	3,500	3,559
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]	3,558	3,251
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,631
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.747% 10/19/2036[1,4,10]	10,811	10,876
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.398% 10/19/2036[1,4,10]	18,716	18,843
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.838% 5/15/2039[1,4,10]	6,070	6,031
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]	2,350	2,244
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.711% 5/15/2038[1,4,10]	1,834	1,729
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.011% 5/15/2038[1,4,10]	3,000	2,792
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 8.70% 10/15/2041[1,4,10]	14,274	14,326
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.788% 7/15/2036[1,4,10]	1,558	1,551
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.137% 7/15/2036[1,4,10]	8,000	7,940
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[1,4,10]	1,380	1,374
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.291% 11/15/2038[1,4,10]	1,478	1,468
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.54% 11/15/2038[1,4,10]	1,987	1,972
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 6.789% 11/15/2038[1,4,10]	2,392	2,374
American Funds Multi-Sector Income Fund — Page 31 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.047% 1/15/2039[1,4,10]	USD15,908	$15,643
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.797% 1/15/2039[1,4,10]	10,693	10,210
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.529% 8/15/2050[4,10]	3,165	2,841
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	963
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,115	3,074
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,439	7,341
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,10]	6,363	6,027
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	24
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.444% 10/15/2050[4,10]	5,079	4,577
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,903	2,730
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]	2,000	1,678
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,10]	9,850	10,387
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 7.033% 7/15/2057[4,10]	8,095	8,299
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,10]	4,187	4,280
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[4,10]	1,875	1,970
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,561	3,325
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[4,10]	4,100	3,998
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.692% 9/15/2058[4,10]	6,750	6,509
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[4,10]	110	103
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.108% 1/15/2059[4,10]	5,760	5,554
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	3,560	3,295
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[1,4,10]	15,228	15,305
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,10]	10,388	10,780
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,4,10]	4,602	4,820
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,4,10]	8,993	9,327
		1,503,638
Collateralized mortgage-backed obligations (privately originated) 1.46%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	923	857
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	145	135
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,408	1,297
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]	10,827	10,754
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]	6,729	6,565
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]	1,294	1,277
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,10]	1,964	1,750
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,10]	1,289	1,214
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,10]	1,103	1,062
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]	1,070	1,046
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]	787	758
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]	787	734
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]	441	437
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	14,044	13,188
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	176	171
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	61	58
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]	2,200	2,122
FARM Mortgage Trust, Series 2024-1, Class B, 5.123% 10/1/2053[1,4,10]	4,958	4,172
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.63% 5/25/2042[1,4,10]	1,400	1,469
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[1,4,10]	326	329
American Funds Multi-Sector Income Fund — Page 32 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[1,4,10]	USD1,460	$1,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.895% 9/25/2049[1,4,10]	1,250	1,414
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.645% 1/25/2050[1,4,10]	3,000	3,320
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.195% 2/25/2050[1,4,10]	10,867	11,719
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.745% 6/25/2050[1,4,10]	11,960	15,833
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.395% 7/25/2050[1,4,10]	4,000	5,415
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.395% 8/25/2050[1,4,10]	23,335	31,707
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.85% 10/25/2050[1,4,10]	9,673	13,348
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.93% 12/25/2050[1,4,10]	6,575	7,480
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,10]	2,010	2,039
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,10]	1,628	1,646
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]	9,346	9,241
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,2,10]	685	691
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]	2,108	2,093
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	35	34
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,10]	5,658	5,206
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,10]	5,689	5,108
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,10]	3,064	2,768
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,10]	2,568	2,313
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,10]	6,913	6,392
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,10]	2,266	2,055
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	104	103
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 7.411% 10/17/2041[1,4,10]	8,000	8,017
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.911% 10/17/2041[1,4,10]	13,143	13,173
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.224% 4/25/2057[1,4,10]	2,400	2,277
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,393
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,574
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	22,184	21,685
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]	904	900
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]	1,087	1,134
VM Fund I, LLC 8.625% 1/15/2028[1,6]	6,661	6,561
		239,578
Total mortgage-backed obligations		1,743,216
Bonds & notes of governments & government agencies outside the U.S. 7.52%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	15,000	13,988
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	11,110
Abu Dhabi (Emirate of) 3.875% 4/16/2050	22,300	18,759
Albania (Republic of) 5.90% 6/9/2028	EUR4,300	5,016
Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,379
Angola (Republic of) 8.00% 11/26/2029	25,240	22,995
Angola (Republic of) 8.75% 4/14/2032	24,100	21,665
American Funds Multi-Sector Income Fund — Page 33 of 49

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Argentine Republic 1.00% 7/9/2029	USD2,903	$1,904
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	24,984	15,178
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	53,216	25,677
Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	9,441
Chile (Republic of) 3.10% 5/7/2041	10,835	8,486
Colombia (Republic of) 4.50% 3/15/2029	300	285
Colombia (Republic of) 3.00% 1/30/2030	5,111	4,394
Colombia (Republic of) 3.25% 4/22/2032	10,720	8,672
Colombia (Republic of) 8.00% 4/20/2033	16,970	18,238
Colombia (Republic of) 7.50% 2/2/2034	10,925	11,362
Colombia (Republic of) 8.00% 11/14/2035	10,805	11,543
Colombia (Republic of) 7.375% 9/18/2037	300	305
Colombia (Republic of) 5.625% 2/26/2044	902	730
Colombia (Republic of) 5.00% 6/15/2045	11,144	8,248
Colombia (Republic of) 5.20% 5/15/2049	200	149
Colombia (Republic of) 4.125% 5/15/2051	400	253
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,395
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,767
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,284
Dominican Republic 6.875% 1/29/2026	1,000	1,020
Dominican Republic 5.95% 1/25/2027	1,650	1,674
Dominican Republic 5.50% 2/22/2029	2,757	2,781
Dominican Republic 4.50% 1/30/2030	8,243	7,901
Dominican Republic 4.50% 1/30/2030[1]	5,789	5,549
Dominican Republic 7.05% 2/3/2031[1]	1,850	1,995
Dominican Republic 6.00% 2/22/2033	5,120	5,243
Dominican Republic 6.00% 2/22/2033[1]	1,285	1,316
Dominican Republic 5.30% 1/21/2041	1,276	1,177
Dominican Republic 5.30% 1/21/2041[1]	412	380
Dominican Republic 5.875% 1/30/2060	21,900	20,572
Dominican Republic 5.875% 1/30/2060[1]	1,700	1,597
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,765
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,039
Egypt (Arab Republic of) 5.875% 2/16/2031	14,025	11,736
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	4,380	3,665
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,865
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,332
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,460
Egypt (Arab Republic of) 7.903% 2/21/2048	940	727
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,306
Egypt (Arab Republic of) 8.75% 9/30/2051	7,500	6,154
Egypt (Arab Republic of) 8.15% 11/20/2059	13,605	10,562
Egypt (Arab Republic of) 7.50% 2/16/2061	24,820	18,026
Export-Import Bank of India 3.25% 1/15/2030	14,100	13,272
Gabonese Republic 6.95% 6/16/2025	7,400	6,954
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,654
Gabonese Republic 7.00% 11/24/2031	2,200	1,706
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,731
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,529
Honduras (Republic of) 6.25% 1/19/2027	18,994	18,429
Honduras (Republic of) 5.625% 6/24/2030	27,562	24,516
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	5,493
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,851
Indonesia (Republic of) 6.625% 2/17/2037	20,300	23,749
Indonesia (Republic of) 4.625% 4/15/2043	5,800	5,681
American Funds Multi-Sector Income Fund — Page 34 of 49

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 6.75% 1/15/2044	USD575	$703
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,556
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	10,100	9,908
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	2,100	1,985
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	3,193
Kenya (Republic of) 7.25% 2/28/2028	13,400	12,918
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,863
Kenya (Republic of) 8.25% 2/28/2048	200	170
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	9,000	9,431
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	1,070
Mongolia (State of) 7.875% 6/5/2029	6,662	7,062
Mongolia (State of) 4.45% 7/7/2031	3,290	2,930
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,310
Mozambique (Republic of) 9.00% 9/15/2031	21,360	18,549
Nigeria (Republic of) 7.875% 2/16/2032	42,940	38,735
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	12,002
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,774
Oman (Sultanate of) 5.625% 1/17/2028	11,100	11,374
Oman (Sultanate of) 6.00% 8/1/2029	7,500	7,873
Oman (Sultanate of) 6.75% 1/17/2048	5,600	6,077
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,501
Panama (Republic of) 7.125% 1/29/2026	200	206
Panama (Republic of) 3.16% 1/23/2030	400	359
Panama (Republic of) 7.50% 3/1/2031	4,410	4,829
Panama (Republic of) 2.252% 9/29/2032	16,300	12,644
Panama (Republic of) 6.875% 1/31/2036	22,190	23,327
Panama (Republic of) 8.00% 3/1/2038	6,580	7,447
Panama (Republic of) 4.50% 4/16/2050	17,000	12,538
Panama (Republic of) 4.30% 4/29/2053	2,800	1,990
Panama (Republic of) 6.853% 3/28/2054	9,000	9,132
Panama (Republic of) 4.50% 4/1/2056	10,000	7,221
Panama (Republic of) 7.875% 3/1/2057	1,800	2,038
Panama (Republic of) 3.87% 7/23/2060	12,550	7,937
Panama (Republic of) 4.50% 1/19/2063	14,545	10,202
Paraguay (Republic of) 4.95% 4/28/2031	8,000	7,994
Paraguay (Republic of) 2.739% 1/29/2033	7,000	5,975
Paraguay (Republic of) 6.00% 2/9/2036[1]	3,874	4,098
Peru (Republic of) 2.783% 1/23/2031	1,200	1,073
Peru (Republic of) 3.00% 1/15/2034	17,390	14,954
Peru (Republic of) 6.55% 3/14/2037	9,500	10,674
Peru (Republic of) 3.55% 3/10/2051	1,200	911
Peru (Republic of) 5.875% 8/8/2054	4,780	5,027
Peru (Republic of) 2.78% 12/1/2060	15,399	9,330
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	9,309
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,248
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	744
Philippines (Republic of) 3.00% 2/1/2028	8,300	8,003
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,015
Philippines (Republic of) 3.95% 1/20/2040	9,200	8,336
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,162
Philippines (Republic of) 3.20% 7/6/2046	4,800	3,658
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,585
Poland (Republic of) 4.875% 10/4/2033	10,705	10,906
Qatar (State of) 3.75% 4/16/2030[1]	17,100	16,924
Qatar (State of) 4.625% 6/2/2046	1,500	1,457
American Funds Multi-Sector Income Fund — Page 35 of 49

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 5.103% 4/23/2048	USD1,600	$1,648
Qatar (State of) 4.817% 3/14/2049	13,600	13,454
Qatar (State of) 4.40% 4/16/2050[1]	7,600	7,070
Republika Srpska 4.75% 4/27/2026	EUR835	918
Romania 5.375% 3/22/2031	18,105	20,683
Romania 2.00% 1/28/2032	7,500	6,806
Romania 2.00% 1/28/2032	3,300	2,995
Romania 2.00% 4/14/2033	2,720	2,361
Romania 6.375% 1/30/2034[1]	USD12,694	13,242
Romania 3.50% 4/3/2034	EUR30	29
Romania 6.00% 9/24/2044	1,500	1,661
Romania 5.125% 6/15/2048	USD2,900	2,539
Romania 5.125% 6/15/2048[1]	300	263
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	10,800	11,063
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	14,700	13,658
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	33,600	34,398
Senegal (Republic of) 4.75% 3/13/2028	EUR4,500	4,685
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,562
Senegal (Republic of) 5.375% 6/8/2037	680	558
Senegal (Republic of) 6.75% 3/13/2048	USD34,700	25,675
South Africa (Republic of) 4.30% 10/12/2028	10,910	10,583
South Africa (Republic of) 5.875% 4/20/2032	6,200	6,191
South Africa (Republic of) 6.25% 3/8/2041	4,805	4,546
South Africa (Republic of) 5.65% 9/27/2047	10,625	8,875
South Africa (Republic of) 6.30% 6/22/2048	12,200	10,942
South Africa (Republic of) 5.75% 9/30/2049	8,740	7,281
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]	14,029	7,927
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,616
Turkey (Republic of) 5.875% 6/26/2031	30,250	29,444
Turkey (Republic of) 7.125% 7/17/2032	17,000	17,566
Turkey (Republic of) 6.50% 9/20/2033	12,000	11,906
Turkey (Republic of) 6.00% 1/14/2041	16,200	14,312
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	16,700	12,622
United Mexican States 3.75% 1/11/2028	200	195
United Mexican States 4.50% 4/22/2029	18,100	17,907
United Mexican States 2.659% 5/24/2031	649	559
United Mexican States 4.75% 4/27/2032	18,520	17,850
United Mexican States 6.00% 5/7/2036	9,710	9,913
United Mexican States 6.05% 1/11/2040	13,600	13,780
United Mexican States 5.00% 4/27/2051	1,200	1,015
United Mexican States 6.338% 5/4/2053	8,095	8,069
United Mexican States 6.40% 5/7/2054	5,000	5,013
United Mexican States 4.75% 3/8/2044	200	170
United Mexican States 3.75% 4/19/2071	4,770	3,044
		1,233,461
Asset-backed obligations 5.47%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.913% 4/15/2034[1,4,10]	2,500	2,514
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]	2,055	2,110
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]	2,553	2,668
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	1,736	1,717
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,663	1,672
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	14,180	14,457
ARES CLO, Ltd., Series 2013-2, Class DR2, (3-month USD CME Term SOFR + 3.511%) 8.775% 10/28/2034[1,4,10]	3,000	3,013
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	10,000	9,782
American Funds Multi-Sector Income Fund — Page 36 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	USD100	$98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	551	523
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	7,600
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]	3,841	3,936
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]	9,363	9,669
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.446% 4/25/2034[1,4,10]	4,500	4,495
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	219	217
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	298
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,733	4,519
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	1,420	1,318
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	1,903	1,756
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	577	525
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[10]	3,699	3,755
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[10]	7,182	7,366
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[10]	8,644	8,849
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,10]	4,436	4,450
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	133	127
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,300	2,072
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	242	225
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	310	281
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	94	89
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	14,456	14,549
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,10]	10,706	10,775
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	166	157
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	215	204
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	6,000	6,026
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,10]	1,176	1,197
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,10]	589	605
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,377	3,448
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,10]	8,000	8,964
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,10]	3,100	3,265
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,10]	15,225	15,802
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	6,032
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	8,000	8,032
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	10,000	10,491
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]	3,920	4,088
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]	4,519	4,764
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,10]	6,369	6,476
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,10]	1,449	1,471
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,10]	2,454	2,524
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,10]	2,411	2,521
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	82	81
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	244	240
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]	9,464	9,681
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]	9,784	10,224
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	105	97
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	105
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]	9,863	11,393
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]	4,243	4,668
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[10]	5,589	5,723
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,10]	12,466	13,708
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,10]	18,459	20,094
American Funds Multi-Sector Income Fund — Page 37 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,10]	USD29,214	$31,948
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,10]	10,258	10,584
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,10]	10,020	10,236
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,10]	15,001	14,950
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	295
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.283% 4/23/2036[1,4,10]	13,282	13,395
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	87	81
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	2,129	1,857
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 10.532% 7/20/2036[1,4,10]	2,000	2,049
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,276	1,170
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	246	239
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	277	264
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	529	483
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,10]	3,017	3,072
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]	2,728	2,821
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]	3,100	3,337
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]	6,660	7,274
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,10]	2,400	2,488
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 6.319% 4/25/2035[1,4,10]	228	226
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]	2,688	2,715
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]	6,769	6,936
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]	10,000	10,285
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]	9,556	8,811
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]	7,762	8,113
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]	4,937	5,213
Hertz Vehicle Financing, LLC, Series 2021-1, Class D, 3.98% 12/26/2025[1,10]	1,375	1,368
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	771
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]	27,490	25,313
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,10]	1,744	1,779
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,10]	1,500	1,539
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,10]	5,451	5,453
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,10]	7,390	6,595
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,10]	4,205	3,930
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.482% 10/20/2034[1,4,10]	3,000	3,008
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]	540	538
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,556	3,615
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]	958	977
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.941% 11/16/2034[1,4,10]	2,000	1,991
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]	5,122	5,158
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]	17,200	17,438
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]	6,240	6,338
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]	16,499	16,793
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]	15,142	15,395
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,10]	1,597	1,615
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,10]	5,435	5,493
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,10]	5,700	5,784
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,286	3,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	747	686
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,598
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	4,050	3,737
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]	15,283	15,906
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,10]	908	936
American Funds Multi-Sector Income Fund — Page 38 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,10]	USD3,926	$4,099
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,10]	1,543	1,546
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,10]	1,095	1,099
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	1,929	1,889
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	764	727
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.535% 10/25/2036[1,4,10]	5,133	5,146
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.435% 10/25/2036[1,4,10]	4,162	4,272
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]	5,191	5,295
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]	10,170	10,950
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,10]	2,050	2,108
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.886% 4/17/2036[1,4,10]	13,000	13,020
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.282% 7/20/2036[1,4,10]	10,880	11,128
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	3,667	3,662
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,829	13,910
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	2,074	2,071
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	1,100	1,109
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	2,418	2,417
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,10]	6,728	6,937
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	248	223
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	4,876	4,381
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	3,891	3,495
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]	10,954	11,923
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	1,591	1,522
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	11,086	10,882
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,10]	30,596	32,468
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]	21,000	21,579
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,789	12,974
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,404	2,204
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,224	1,173
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	1,177	1,138
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	844	804
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	815	757
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,10]	7,281	7,297
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[1,10]	8,595	8,634
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,10]	8,916	8,960
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	1,846	1,775
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]	1,972	1,863
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	298	283
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,10]	263	241
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	950	910
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	1,557	1,405
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	290	274
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	2,554	2,323
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,10]	11,000	11,348
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2034[1,4,10]	6,268	6,298
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.032% 4/20/2034[1,4,10]	6,641	6,654
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,10]	11,932	12,171
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	17,928	18,538
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,10]	6,642	6,851
		897,711
American Funds Multi-Sector Income Fund — Page 39 of 49

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 2.21% U.S. Treasury 2.21%	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 9/30/2026	USD3,685	$3,675
U.S. Treasury 3.375% 9/15/2027	33,479	33,310
U.S. Treasury 4.50% 5/31/2029	2,166	2,253
U.S. Treasury 4.25% 6/30/2029	2,002	2,061
U.S. Treasury 4.00% 7/31/2029	3,607	3,676
U.S. Treasury 3.50% 9/30/2029	57,130	56,963
U.S. Treasury 4.625% 5/31/2031	2,165	2,288
U.S. Treasury 3.625% 9/30/2031	19,256	19,221
U.S. Treasury 4.375% 5/15/2034	2,744	2,874
U.S. Treasury 3.875% 8/15/2034	78,108	78,664
U.S. Treasury 4.125% 8/15/2044[11]	71,229	70,684
U.S. Treasury 4.75% 11/15/2053	1,898	2,097
U.S. Treasury 4.25% 2/15/2054	1,221	1,244
U.S. Treasury 4.625% 5/15/2054[11]	77,045	83,582
		362,592
Municipals 0.42% California 0.06%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,280
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,782
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,975	7,206
		10,268
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	64
Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	155
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,578
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	85	86
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	440
		4,259
Kansas 0.00%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	395	390
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,235	5,725
Puerto Rico 0.20%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	60	32
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	145	78
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[5,12]	700	376
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[5]	90	48
American Funds Multi-Sector Income Fund — Page 40 of 49

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[5]	USD1,415	$761
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[5]	2,000	1,075
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[5]	140	75
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[5]	1,595	857
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[5]	550	296
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[5]	65	35
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[5]	80	43
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[5]	45	24
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[5]	155	84
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[5]	2,975	1,607
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[5]	485	262
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[5]	1,680	907
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[5]	460	248
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	1,240	670
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[5]	4,560	2,462
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[5]	455	246
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[5]	455	246
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[5]	2,610	1,409
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	1,715	926
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[5]	2,315	1,244
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[5]	520	280
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[5]	4,865	2,615
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[5]	1,000	540
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	488	491
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,011
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,029
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,030
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	879
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	788
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	673
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	890
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	904
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	768
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	3,878	2,502
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	5,004
		33,426
Texas 0.08%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,500	12,798
Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	1,915	2,019
Total municipals		68,949
American Funds Multi-Sector Income Fund — Page 41 of 49

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.08%	Principal amount (000)	Value (000)
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	$997
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD11,705	12,647
		13,644
Total bonds, notes & other debt instruments (cost: $15,094,852,000)		15,604,390
Convertible bonds & notes 0.01% Communication services 0.01%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	1,078	873
Total convertible bonds & notes (cost: $702,000)		873
Common stocks 0.47% Utilities 0.19%	Shares
Talen Energy Corp.[12]	176,882	31,527
Information technology 0.12%
Diebold Nixdorf, Inc.[12]	432,997	19,338
Energy 0.05%
Chesapeake Energy Corp.	75,595	6,218
Exxon Mobil Corp.	12,699	1,488
Mesquite Energy, Inc.[6,12]	126	7
		7,713
Consumer discretionary 0.04%
Party City Holdco, Inc.[6,12]	394,088	6,613
Party City Holdco, Inc.[1,6,12]	3,934	66
NMG Parent, LLC[6,12]	309	38
MYT Holding Co., Class B12	8,984	1
		6,718
Materials 0.03%
Venator Materials PLC[6,12]	9,406	4,846
Real estate 0.02%
WeWork, Inc.[6,12]	274,322	3,519
Health care 0.02%
Endo, Inc.[12]	121,640	3,230
Endo, Inc. GUC 6.00% Escrow[12]	1,250,000	47
Endo, Inc., 2L 9.50% Escrow[12]	705,000	26
Endo, Inc., 1L 7.50% Escrow[6,12]	4,600,000	— [9]
Endo, Inc., 1L 6.125% Escrow[6,12]	3,610,000	— [9]
		3,303
Communication services 0.00%
Intelsat SA	1	— [9]
Total common stocks (cost: $58,934,000)		76,964
American Funds Multi-Sector Income Fund — Page 42 of 49

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Preferred securities 0.06% Financials 0.06%	Shares	Value (000)
AH Parent, Inc., 10.50%, perpetual cumulative preferred shares[6,7,8,12]	10,110	$10,110
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]	5	8
Total preferred securities (cost: $9,964,000)		10,118
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[6,12]	374	— [9]
Total rights & warrants (cost: $2,000)		— [9]
Short-term securities 3.16% Money market investments 3.16%
Capital Group Central Cash Fund 5.09%[13,14]	5,181,513	518,255
Total short-term securities (cost: $518,147,000)		518,255
Options purchased (equity style) 0.00%
Options purchased (equity style)*		474
Total options purchased (equity style) (cost: $11,848,000)		474
Total investment securities 98.80% (cost: $15,694,449,000)		16,211,074
Total options written† 0.00% (premium received: $9,284,000)		(316)
Other assets less liabilities 1.20%		197,305
Net assets 100.00%		$16,408,063
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Put
3 Month SOFR Futures Option	8,416	12/13/2024	USD94.37	USD2,104,000	$53
3 Month SOFR Futures Option	16,833	12/13/2024	94.44	4,208,250	105
3 Month SOFR Futures Option	16,833	12/13/2024	94.94	4,208,250	211
3 Month SOFR Futures Option	8,416	12/13/2024	95.12	2,104,000	105
					$474
American Funds Multi-Sector Income Fund — Page 43 of 49

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†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Put
3 Month SOFR Futures Option	8,416	12/13/2024	USD94.63	USD(2,104,000)	$(53)
3 Month SOFR Futures Option	33,665	12/13/2024	94.69	(8,416,250)	(210)
3 Month SOFR Futures Option	8,416	12/13/2024	94.87	(2,104,000)	(53)
					$(316)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
U.S Treasury Contracts	Long	9,858	12/31/2024	USD1,083,225	$1,509
2 Year U.S. Treasury Note Futures	Long	4,374	1/6/2025	910,851	(990)
10 Year Euro-Bund Futures	Short	202	12/10/2024	(30,338)	(335)
10 Year U.S. Treasury Note Futures	Long	236	12/31/2024	26,970	(104)
10 Year Ultra U.S. Treasury Note Futures	Short	14,845	12/31/2024	(1,756,117)	112
20 Year U.S. Treasury Bond Futures	Long	3,045	12/31/2024	378,151	(1,496)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,498	12/31/2024	(199,374)	945
					$(359)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	755	EUR	685	HSBC Bank	10/3/2024	$(7)
USD	2,080	EUR	1,880	Goldman Sachs	10/3/2024	(13)
USD	16,702	EUR	15,000	Goldman Sachs	10/7/2024	— [9]
USD	7,172	EUR	6,470	HSBC Bank	10/7/2024	(32)
USD	46,197	EUR	41,513	Morgan Stanley	10/10/2024	(32)
USD	53,278	EUR	47,878	Citibank	10/10/2024	(40)
USD	19,178	EUR	17,264	Standard Chartered Bank	10/10/2024	(47)
						$(171)
American Funds Multi-Sector Income Fund — Page 44 of 49

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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD209,000	$(16,232)	$(14,695)	$(1,537)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	1	— [9]	— [9]	— [9]
					$(16,232)	$(14,695)	$(1,537)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 9/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD50,000	$3,660	$3,634	$26
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 5.09%[13]	$284,321	$3,127,093	$2,893,414	$105	$150	$518,255	$19,864
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/13/2023	$16,137	$16,489	.10%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/13/2023-9/13/2024	793	796.01
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	10,731	11,106.07
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-2/20/2024	701	746	.00 [17]
AH Parent, Inc., 10.50%, perpetual cumulative preferred shares[6,8,12]	9/27/2024	9,959	10,110.06
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6]	6/23/2023	10,388	9,975.06
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	9,189	9,527.06
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	9,000	9,049.06
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	515	509	.00 [17]
Total		$67,413	$68,307	.42%

American Funds Multi-Sector Income Fund — Page 45 of 49

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,051,648,000, which represented 42.98% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $259,832,000, which represented 1.58% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $68,307,000, which represented .42% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,278,000, which represented .17% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Multi-Sector Income Fund — Page 46 of 49

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $21,543,875,000. The average month-end notional amount of futures contracts while held was $4,029,942,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $80,503,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $232,934,000.
American Funds Multi-Sector Income Fund — Page 47 of 49

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$11,265,793	$19,024	$11,284,817
Mortgage-backed obligations	—	1,714,970	28,246	1,743,216
Bonds & notes of governments & government agencies outside the U.S.	—	1,233,461	—	1,233,461
Asset-backed obligations	—	886,884	10,827	897,711
U.S. Treasury bonds & notes	—	362,592	—	362,592
Municipals	—	68,949	—	68,949
Federal agency bonds & notes	—	13,644	—	13,644
Convertible bonds & notes	—	873	—	873
Common stocks	58,571	3,304	15,089	76,964
Preferred securities	—	—	10,118	10,118
Rights & warrants	—	—	— *	— *
Short-term securities	518,255	—	—	518,255
Options purchased on futures (equity style)	474	—	—	474
Total	$577,300	$15,550,470	$83,304	$16,211,074

American Funds Multi-Sector Income Fund — Page 48 of 49

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Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,566	$—	$—	$2,566
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on centrally cleared credit default swaps	—	26	—	26
Liabilities:
Value of options written	(316)	—	—	(316)
Unrealized depreciation on futures contracts	(2,925)	—	—	(2,925)
Unrealized depreciation on open forward currency contracts	—	(171)	—	(171)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,537)	—	(1,537)
Total	$(675)	$(1,682)	$—	$(2,357)
*
Amount less than one thousand.
†
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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MFGEFP3-126-1124
American Funds Multi-Sector Income Fund — Page 49 of 49